U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ X ]

                        Pre-Effective Amendment No.     [    ]
                        Post-Effective Amendment No.    [ 13 ]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ X ]

                         Amendment No.                  [ 14 ]

                        (Check appropriate box or boxes)

                        WELLS FAMILY OF REAL ESTATE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                            6200 The Corners Parkway
                             Norcross, Georgia 30092
                    (Address of Principle Executive Offices)

       Registrant's Telephone Number, including Area Code: (800) 448-1010

                                Jill W. Maggiore
                          Wells Asset Management, Inc.
                            6200 The Corners Parkway
                             Norcross, Georgia 30092
                     (Name and Address of Agent for Service)

                                   Copies to:

                                 John F. Splain
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):

/   /  immediately upon filing pursuant to paragraph (b)
/   /  on May 1, 2006 pursuant to paragraph (b)
/   /  60 days after filing pursuant to paragraph (a)(1)
/   /  on (date) pursuant to paragraph (a)(1)
/ X /  75 days after filing pursuant to paragraph (a)(2)
/   /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/   /  This  post-effective  amendment  designates  a  new effective  date for a previously filed post-effective amendment.

                                                                      PROSPECTUS
                                                              DECEMBER ___, 2006
                       WELLS FAMILY OF REAL ESTATE FUNDS
                            6200 The Corners Parkway
                            Norcross, Georgia 30092

                 WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
                             CLASS A SHARES (W_ _AX)
                             CLASS C SHARES (W_ _CX)
                             CLASS I SHARES (W_ _IX)
                        RETIREMENT CLASS SHARES (W_ _RX)

================================================================================
The Wells Dow Jones Wilshire Global RESI Index Fund (the "Fund"), a series of the Wells Family of Real Estate Funds, seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire Global Real Estate Securities Index by investing in the stocks included in the Index.

Wells Asset Management, Inc. (the "Adviser") serves as the investment manager to the Fund. The Tuckerman Group, LLC (the "Sub-Adviser") manages the Fund's investments under the supervision of the Adviser.

Through this Prospectus, the Fund is offering four classes of shares, each with a different combination of sales loads, ongoing fees and other features. The different distribution arrangements permit you to choose the method of purchasing shares that you believe is most beneficial given the amount of your purchase, the length of time you expect to hold the shares and other relevant circumstances.

This Prospectus has the information about the Wells Dow Jones Wilshire Global RESI Index Fund that you should know before investing. You should read it carefully and keep it with your investment records.

                               TABLE OF CONTENTS
================================================================================
Risk/Return Summary ......................................................... 2
Expense Information ......................................................... 5
Operation of the Fund ....................................................... 7
Buying Fund Shares .......................................................... 8
Redeeming Your Shares .......................................................16
Distribution Plans ..........................................................17
Dividends and Distributions .................................................18
Taxes .......................................................................19
Calculation of Share Price and Public Offering Price ........................20
Customer Privacy Policy .....................................................21
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
================================================================================

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to replicate as closely as possible, before fees and expenses, the total return performance of the Dow Jones Wilshire Global Real Estate Securities Index ("DJW Global RESI Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective. The Fund's investment objective may be changed without shareholder approval; provided, however that the Fund will provide not less than 60 days notice of a change to the Fund's investment objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund uses a passive management strategy designed to track the total return performance of the DJW Global RESI Index. The Index is a float-adjusted market capitalization index designed to measure the performance of publicly-traded real estate securities in countries, including the U.S. As of the date of this Prospectus, the Index includes companies from Austria, Australia, Belgium, Canada, Chile, France, Germany, Hong Kong, Italy, Japan, Malaysia, Netherlands, New Zealand, Philippines, Poland, Singapore, South Africa, Spain Sweden, Switzerland, Taiwan, Thailand, United Kingdom and the United States.

The proportions of the Fund's assets allocated to each country will approximate and vary with the relative country weights in the Index. As of [November 2006], the Index consisted primarily of issuers located in developed countries, concentrated in the following geographic areas: North America, Pacific Asia, Australia and Europe. While the proportion of companies in the Index located in the United States is expected to decline over time as other regions of the world expand and develop, as of November __, 2006, approximately [__]% of the issuers in the Index were U.S. companies.

The Index is made up of approximately 240 publicly traded securities of U.S. and foreign Real Estate Investment Trusts ("REITs") and Real Estate Operating Companies ("REOCs"). Because of the practical difficulties and expense of purchasing a relatively large number of stocks, the Fund does not intend to purchase all of the stocks in the Index. Instead, the Fund utilizes "sampling" methodology in seeking its objective. The Sub-Adviser generally expects the Fund to hold less than the total number of stocks in the Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in stocks included in the DJW Global RESI Index.

To be included in the Index, a company must be both an equity owner and operator of commercial and/or residential real estate. In addition, the company must have a minimum total market capitalization of at least $200 million at the time of its inclusion in the Index and at least 75% of the company's total revenue must be derived from the ownership and operation of real estate assets. The Index is rebalanced every calendar quarter.

The Fund will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by Dow Jones Wilshire and the timing of purchases and redemptions. The Sub-Adviser monitors the composition of the Index daily and makes adjustments to the Fund's portfolio as necessary in order to correlate with the Index. If the Fund consistently fails to achieve its targeted correlation, the Fund will reassess its investment methodology, cash management policies and expense ratio in an attempt to achieve a correlation of
0.95 or higher.

Money market instruments will typically represent a portion of the Fund's portfolio as funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operational expenses of the Fund.

WHAT IS A REIT?

A REIT is a pooled investment vehicle which invests primarily in income producing real estate or real estate related loans or interests. The Index includes only equity REITs, which own properties and generate income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sale of appreciated property.

Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. In the U.S., REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT or REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

WHAT IS A REOC?

A REOC is a publicly traded real estate company that has opted out of the tax status afforded REITs. Although a REOC does not enjoy exemption from federal taxation at the entity level, unlike REITs, a REOC may retain its cash flow and reinvest earnings and is not restricted in the type of real estate business it conducts. As a result, REOCs can finance acquisitions and development projects using existing cash flow to grow the business and may offer greater growth potential than REITs because, in contrast, REITs must rely heavily on the equity markets to raise cash for acquisitions.

DISCLAIMER. "Dow Jones," "Wilshire" and "Dow Jones Wilshire Global Real Estate Securities Index," are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated and have been licensed for use for certain purposes by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire and neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in the Fund.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The Fund's investment return and net asset value will fluctuate, and when you sell shares you may receive more or less than the amount you paid for them. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is subject to, among other risks:

     MARKET RISK -- Stock prices, including prices of REIT and REOC stocks, may decline over short or extended periods. In a declining stock market, stock prices for all REITs and REOCs may decline, regardless of any one company's prospects. As a result, the Fund may also decline in a declining stock market.

     REAL ESTATE INDUSTRY RISK -- When profits, revenues or the value of real estate property owned by REITs or REOCs decline or fail to meet market expectations, REIT and REOC stock prices may decline as well. Therefore, the Fund is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's or REOC's stock price to decline), which include, without limitation:

          o    possible declines in the value of real estate

          o    adverse general and local economic conditions

          o    possible lack of availability of mortgage funds

          o    overbuilding in a given market

          o    changes in interest rates

          o    environmental problems

     REIT AND REOC INVESTMENT RISK -- In addition to risks related to investments in real estate generally, investing in REITs and REOCs involves certain other risks related to their structure and focus including, without limitation, the following: dependency upon management skills; limited diversification; the risks of locating and managing financing for projects; possible default by borrowers; the costs and potential losses of self-liquidation of one or more holdings; and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Investing in REITs also involves risks related to the heavy cash flow dependency of REITs and the possibility that a REIT may fail to maintain applicable exemptions under U.S. and foreign securities and tax laws.

     INTEREST RATE RISK -- Increases in interest rates typically lower the present value of a REIT's or REOC's future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT and REOC stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

     INVESTMENT COMPETITION RISK -- REITs and REOCs compete with other investment opportunities (e.g., general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs or REOCs, then the Fund may decline in value.

     INVESTMENT STYLE RISK - Since the Fund seeks to replicate as closely as possible, before fees and expenses, the performance of the DJW Global RESI Index, the success of the Fund's investments will be largely dependent upon the performance of the Index. Returns from REITs and REOCs in the Index may, however, trail returns of other types of markets (e.g., large-cap or small-cap U.S. stocks).

     INDUSTRY CONCENTRATION RISK -- The Fund concentrates its investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.

     FOREIGN SECURITIES RISK -- Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, nationalization of companies or industries. In addition, the tax laws and treatment applicable to foreign companies held by the Fund may not be as well-established, clear and stable as the Fund's U.S. companies, and the dividend and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risks, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security's underlying foreign currency.

     SMALL TO MID-CAP STOCKS RISK -- The Fund may invest in companies with smaller market capitalizations. Smaller companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

     PORTFOLIO TURNOVER. Portfolio turnover measures the rate at which the securities in a fund's portfolio change during any given year. Portfolio turnover involves expense to a fund in the form of brokerage commissions and other transaction costs, which may adversely impact the fund's performance. Additionally, an increase in portfolio turnover may result in an increase or decrease in taxable gain or loss attributable to shareholders of a fund. The Fund expects that under normal conditions, portfolio turnover should be less than 100%. However, the rate of portfolio turnover may be higher for the Fund if there are frequent changes in the Index and/or the number of changes the Sub-Adviser determines are necessary or advisable for the Fund to approximate the performance of the Index.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a full calendar year of performance to report.

EXPENSE INFORMATION
================================================================================
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                             RETIREMENT
                                                              CLASS A     CLASS C   CLASS I    CLASS
                                                               SHARES      SHARES    SHARES    SHARES
                                                              -----------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) ....................     4.00%(1)     None      None      None
Maximum Contingent Deferred Sales Charge (Load)
  (as a percentage of original purchase price,
  or the amount redeemed, whichever is less) .............      None(2)    1.00%(3)   None      None
Sales Charge (Load) Imposed on
  Reinvested Dividends ...................................      None        None      None      None
Redemption Fee ...........................................      None(4)     None(4)   None(4)   None(4)
Exchange Fee .............................................      None        None      None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                                                             RETIREMENT
                                                              CLASS A     CLASS C   CLASS I    CLASS
                                                               SHARES      SHARES    SHARES    SHARES
                                                              -----------------------------------------
Management Fees ..........................................      .55%        .55%      .55%      .55%
Distribution (12b-1) Fees ................................      .25%       1.00%      None      .75%
Other Expenses ...........................................     2.48%       3.13%     2.59%     2.43%
                                                             -------     -------   -------   -------
Total Annual Fund Operating Expenses .....................     3.28%       4.68%     3.14%     3.73%
Fee Waivers and Expense Reimbursements* ..................     2.19%       2.84%     2.30%     2.14%
                                                             -------     -------   -------   -------
Net Expenses .............................................     1.09%       1.84%     0.84%     1.59%
                                                             =======     =======   =======   =======

* The Adviser has contractually agreed, until at least May 31, 2009, to waive fees and reimburse expenses in order to maintain Total Annual Fund Operating Expenses of Class A, Class C, Class I and Retirement Class shares at or below 1.09%, 1.84%, 0.84% and 1.59%, respectively.

(1) Class A sales loads may be reduced or eliminated for larger purchases. The Fund also offers Rights of Accumulation and Letter of Intent privileges whereby shareholders may qualify for reduced sales loads. See "Buying Fund Shares--Class A" in this Prospectus and "Other Purchase Information" in the Statement of Additional Information.

(2) Purchases at net asset value of amounts totaling $1 million or more would be subject to a contingent deferred sales load of 1.00% if a redemption occurred within one year of purchase and a commission was paid to a participating unaffiliated dealer.

(3) Class C shareholders pay a 1.00% contingent deferred sales load if shares are redeemed within one year of purchase.

(4) A wire transfer fee is charged by the Fund's custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $15. See "Redeeming Your Shares."

EXAMPLE

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year     3 Years
                          -------     -------
Class A Shares             $ 507      $ 347
Class C Shares               287        579
Class I Shares                86        268
Retirement Class Shares      162        502

You would pay the following expenses if you did not redeem your shares:

                           1 Year     3 Years
                          -------     -------
Class A Shares             $ 507      $ 347
Class C Shares               187        579
Class I Shares                86        268
Retirement Class Shares      162        502

OPERATION OF THE FUND
================================================================================
The Fund is a diversified series of the Wells Family of Real Estate Funds (the "Trust"), an open-end management investment company organized as an Ohio business trust. The Trust's Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

INVESTMENT ADVISER. The Trust retains Wells Asset Management, Inc. (the "Adviser"), 6200 The Corners Parkway, Norcross, Georgia 30092 to provide general investment supervisory services to the Fund and to manage the Fund's business affairs. The controlling shareholder of the Adviser is Leo F. Wells, III. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. The Fund pays the Adviser a fee at the annual rate of ..55% of the average value of its daily net assets.

A discussion of the factors considered by the Board of Trustees in approving the investment advisory agreement between the Adviser and the Trust, including the Board's conclusions with respect thereto, will be available in the Fund's first published shareholder report.

SUB-ADVISER. The Tuckerman Group, LLC (the "Sub-Adviser"), Two Manhattanville Road, Centre 2/Suite 207, Purchase, New York 10577, has been retained by the Adviser to manage the Fund's investments. Pursuant to the terms of the sub-advisory agreement, the Adviser (not the Fund) pays the Sub-Adviser for its services to the Fund, a fee computed at the annual rate of .35% of the first $50 million of the Fund's average daily net assets, .30% of the next $50 million of such assets, and .25% of such assets in excess of $100 million. The Sub-Adviser, the real estate investment unit of State Street Global Alliance, LLC, has been managing assets for investors since 1998 and has assets under management of $5.7 billion in real estate and real estate securities.

A discussion of the factors considered by the Board of Trustees in approving the sub-advisory agreement with the Sub-Adviser, including the Board's conclusions with respect thereto, will be available in the Fund's first published shareholder report.

PORTFOLIO MANAGERS. Amos J. Rogers III and Murat Sensoy, CFA are the Fund's co-portfolio managers. Mr. Rogers is Managing Director of the Sub-Adviser with nearly 15 years of commercial real estate lending, investment and asset management experience. Prior to joining the Sub-Adviser in 2003, Mr. Rogers was a Principal of ARC Realty Advisors, a boutique advisory and consulting firm focused on providing strategic and transactional solutions for individual and institutional real estate clients. Mr. Sensoy is an Analyst/Assistant Portfolio Manager for the Sub-Adviser. Prior to joining the Sub-Adviser in 2003, Mr. Sensoy worked as an international credit analyst for State Street Bank. The Fund's Statement of Additional Information contains further details about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

PRINCIPAL UNDERWRITER. Wells Investment Securities, Inc. (the "Underwriter") serves as the primary agent for the distribution of shares of the Fund. The Underwriter is an affiliate of the Adviser by reason of common ownership. Leo F. Wells, III, President and a Trustee of the Trust, is the controlling shareholder of the Underwriter.

PORTFOLIO HOLDINGS AND DISCLOSURE POLICY. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund's Statement of Additional Information.

BUYING FUND SHARES
================================================================================
You may open an account with the Fund by investing at least the minimum amount required for the type of account you open. You may invest additional amounts in an existing account at any time. Several different account options and minimum investment amounts options are detailed below.

--------------------------------------------------------------------------------

                                ACCOUNT OPTIONS
Regular Accounts
----------------

Tax-Deferred Retirement Plans
-----------------------------

TRADITIONAL IRA
Assets grow tax-deferred and contributions may be deductible. Withdrawals and distributions are taxable in the year made. Spousal IRA An IRA in the name of a non-working spouse by a working spouse.

ROTH IRA
An IRA with tax free growth of assets and distributions, if certain conditions are met. Contributions are not deductible.

IRA stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.

You may also open accounts for:

o    Keogh Plans for self-employed individuals

o Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

o 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

o Coverdell Education Savings Accounts for funding a child's eligible education expenses

                        MINIMUM INVESTMENT
                           REQUIREMENTS

                                     Initial     Additional
                                     -------     ----------
Regular Accounts                      $2,500        None

Tax-Deferred
Retirement Plans                      $1,000        None

Automatic Investment Plans:

Regular Accounts                      $2,500        $100

Tax-Deferred
Retirement Plans                      $1,000        $100

Automatic Investment Plans
--------------------------

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account on either the 15th, the last business day of the month or both. The Fund pays the costs associated with these transfers, but reserves the right, upon thirty days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

You may also purchase shares of the Fund through direct deposit plans offered by certain employers and government agencies. These plans enable you to have all or a portion of your payroll or social security checks transferred automatically to purchase shares of the Fund.

--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT. To open an account with us, please follow the steps outlined below.

1. Complete the enclosed Account Application. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, we will invest your purchase in Class A shares.

2. Write a check for your initial investment to "Wells Dow Jones Wilshire Global RESI Index Fund."

3. Mail your completed Account Application and your check to the following address:

                WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
                        C/O ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment. You may also establish an account through your broker-dealer. Since your broker-dealer may charge you fees for his or her services other than those described in this Prospectus, you should ask your broker-dealer about fees before investing.

ADDING TO YOUR ACCOUNT. You may make additional purchases and add shares to your account at any time. These purchases may be made by mail, by wire transfer or by contacting your broker-dealer (ask your broker-dealer about any fees for his or her services). Additional purchase requests must include your name and account number to ensure proper crediting to your account. Use the address above for additional purchases by mail, and call us c/o our transfer agent, Ultimus Fund Solutions, at 800-282-1581 for wiring instructions.

OTHER INFORMATION. In connection with all purchases of Fund shares, we observe the following policies and procedures:

     o We price direct purchases based on the next public offering price (net asset value plus any applicable sales load) computed after your order is received. Direct purchase orders received by the Transfer Agent by the close of the regular session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time) are confirmed at that day's public offering price. Purchase orders received by dealers prior to the close of the NYSE on any business day and transmitted to the Transfer Agent on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.

     o All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. We do not accept cash, drafts, "starter" checks, travelers checks, credit card checks, post-dated checks, or money orders. In addition, to protect the Fund from check fraud, we do not accept checks made payable to third parties.

     o We may open accounts for less than the minimum investment or change minimum investment requirements at any time.

     o We may refuse to accept any purchase request for any reason or no reason.

     o We mail you confirmations of all your purchases or redemptions of Fund shares.

     o    Certificates representing shares are not issued.

     o If your order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or the Transfer Agent in the transaction.

     o By sending your check to us, please be aware that you are authorizing us to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day we receive your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If we cannot post the transaction electronically, you authorize us to present an image copy of your check for payment.

     o There is no fee for purchases made by wire, but we may charge you for this service upon thirty days prior notice.

The Fund's Account Application contains provisions in favor of the Fund, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

DISRUPTIVE TRADING AND MARKET TIMING

The Fund discourages frequent purchases and sales of shares of the Fund. As noted above, the Fund may refuse to accept a purchase order for any reason or no reason, and the Fund will refuse a purchase order if it determines, in its sole opinion, that your trading activity may disadvantage or potentially harm the rights or interests of other shareholders. Frequent purchases, redemptions or exchanges into and then out of the Fund in a short period of time may be indicative of market timing and otherwise disruptive trading ("Disruptive Trading") which can have harmful effects for other shareholders. These risks and harmful effects include:

     o an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

     o reducing returns to long-term shareholders through increased brokerage and administrative expenses.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, the Fund may monitor trading activity by shareholders and take steps to prevent Disruptive Trading. In general, the Fund considers frequent roundtrip transactions in an account to constitute Disruptive Trading. A "roundtrip transaction" is one where a shareholder buys and then sells, or sells and then buys, shares of the Fund within 30 days.

While there is no specific limit on roundtrip transactions, the Fund may (i) refuse any purchase or exchange order; or (ii) restrict or terminate purchase or exchange privileges for a shareholder where we determine that the shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period. In determining the frequency of roundtrip transactions, the Fund does not include systematic withdrawals or exchanges and/or automatic purchases or exchanges, mandatory retirement distributions, and transactions initiated by a plan sponsor. The Fund will calculate roundtrip transactions at the shareholder level. The Fund is unable to measure roundtrip transactions for purchases through broker-dealer or similar omnibus accounts, since omnibus accounts are maintained by intermediaries acting on behalf of multiple investors whose individual trades are not ordinarily disclosed to the Fund; however, the Fund will seek to enter into contractual arrangements with the holders to the extent required by law.

Notwithstanding the foregoing, the Fund may take action to prevent additional purchases or exchanges by a shareholder if his or her trading activity (measured by roundtrip transactions or otherwise) is determined to be Disruptive Trading by the Fund, even if applicable shares are held longer than 30 days. In addition, the Fund may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory law related to market timing. Finally, you should note that sales loads and contingent deferred sales loads apply to the purchase of Class A, B and C shares, which the Fund believes discourage market timing in the Fund in these share classes. While the market timing policies and procedures described above are intended to detect and prevent Disruptive Trading, the Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

The Fund does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

CHOOSING A SHARE CLASS

Through this Prospectus the Fund is offering four classes of shares: Class A shares, Class B shares, Class I shares and Retirement Class shares. The four Classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in sales loads and expenses to which they are subject. Before choosing a Class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which Class of shares (A, C, I or Retirement) is more beneficial to you depends on the amount and intended length of time of your investment and the type of account you open. You should consider Class A shares if you prefer to pay an initial sales load. If you qualify for reduced sales loads by investing over $50,000, you may find Class A shares particularly attractive because Class A shares are subject to lower ongoing expenses than are Class C shares over the term of the investment. As an alternative, Class C shares are sold without any initial sales load so the entire purchase price is immediately invested in the Fund, but are subject to higher ongoing expenses than Class A shares. Due to the fact that the entire amount of the purchase price of Class C shares is immediately invested, any investment return on these investments may partially or wholly offset the higher annual expenses. However, there can be no assurance that this would be the case, since the Fund's future returns cannot be predicted.

Finally, you should consider the effect of contingent deferred sales loads and 12b-1 fees in the context of your investment timeline. For example, Class C shares are subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase and a 1.00% annual 12b-1 fee for an indefinite period of time. Class A shares will be subject to a .25% annual 12b-1 fee for an indefinitie period of time and no contingent deferred sales load. Thus, Class A shares may be more attractive than Class C shares if you have a longer term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest, you may wish to elect Class C shares.

INSTITUTIONAL CLASS INVESTORS. Class I shares are not subject to any front-end sales loads or contingent deferred sales loads, nor are they subject to a 12b-1 fee. Class I shares are available only to clients of financial intermediaries that charge an asset management fee and only if clients of the financial intermediary invest in the aggregate $2 million or more in Class I shares.

RETIREMENT CLASS INVESTORS. Retirement Class shares are not subject to any front-end sales loads or contingent deferred sales loads, but are subject to a ..75% annual 12b-1 fee. Retirement Class shares may only be purchased by (i) clients of bank trust departments and (ii) 401(k) plans and other qualified retirement plans, including Section 101 and 457 plans and 403(b) plans sponsored by section 501(c)(3)
organizations,   as  well  as  certain   non-qualified   deferred   compensation
arrangements  that  operate in a similar  manner to qualified  plans.

Set forth below is a chart comparing the sales loads and 12b-1 fees applicable to each Class of shares:

CLASS        SALES LOAD                                              12B-1 FEE
--------------------------------------------------------------------------------
A            Maximum 4.00% initial sales load,  reduced for            0.25%
             purchases  of $50,000 and over;  shares sold  without
             an initial sales load may be subject to a 1.00%
             contingent  deferred  sales load during first year
--------------------------------------------------------------------------------
C            1.00% contingent deferred sales load during first year    1.00%
--------------------------------------------------------------------------------
I            None                                                       None
--------------------------------------------------------------------------------
Retirement   None                                                      0.75%
--------------------------------------------------------------------------------
If you are investing $1 million or more and you do not qualify for the purchase of Class I shares, it is more beneficial for you to buy Class A Shares because there is no front-end sales load and the annual expenses are lower. Therefore, any such purchase of $1 million or more is generally invested in Class A Shares.

                                 CLASS A SHARES

Class A shares are sold at net asset value (NAV) plus an initial sales load. In some cases, reduced initial sales loads for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales load at the time of purchase but may be subject to a contingent deferred sales load of 1.00% on redemptions made within one year after purchase if a commission was paid by the Underwriter to a participating unaffiliated broker. Class A shares are also subject to an annual 12b-1 fee of up to .25% of the Fund's average daily net assets allocable to Class A shares.

The public offering price of Class A shares is the next determined NAV per share plus a sales load as shown in the following table:


                                          Sales Load as % of:         Dealer
                                        ----------------------     Reallowance
                                           Public        Net          as % of
                                          Offering      Amount        Public
Amount of Investment                       Price       Invested   Offering Price
-----------------------------            ---------    ---------   --------------
Less than $50,000                          4.00%         4.17%         3.50%
$50,000 but less than $100,000             3.50          3.63          3.00
$100,000 but less than $250,000            3.00          3.09          2.50
$250,000 but less than $500,000            2.50          2.56          2.00
$500,000 but less than $1,000,000          2.00          2.04          1.50
$1,000,000 or more                         None          None          None

PLEASE SEE "REDUCED SALES LOADS" BELOW FOR INFORMATION ON WAYS FOR INVESTORS TO REDUCE OR ELIMINATE SALES LOADS. MORE DETAILS ABOUT THESE PROGRAMS ARE CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION.

For initial purchases of Class A shares of the Fund of $1 million or more and subsequent purchases further increasing the size of the account, a dealer's commission (equal to 1.00% of such purchases from $1 million to $5 million, .50% of such purchases from $5 million to $50 million and .25% of such purchases in excess of $50 million) may be paid by the Underwriter to participating unaffiliated brokers through whom such purchases are effected. No commission will be paid if the purchase represents the reinvestment of a redemption from the Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a contingent deferred sales load if the broker's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Class A Shares" below.

Under certain circumstances, the Underwriter may increase or decrease the reallowance to brokers. The Underwriter receives that portion of the initial sales load which is not reallowed to the brokers who sell shares of the Fund. The Underwriter retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

REDUCED SALES LOADS. You may use the Right of Accumulation to combine the current NAV of your existing Class A shares of the Fund with the amount of any current purchases in order to take advantage of the reduced sales loads set forth in the table above.

Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. With a Letter of Intent, the investor expresses his or her intention, in writing, to invest a certain amount over a specified period of time. The Fund will then apply to each of the investor's periodic investments the reduced sales load that would apply to the total amount stated in the Letter of Intent. The minimum initial investment under a Letter of Intent is $10,000.

Shareholders may include the value of certain related accounts, including accounts held by their spouse and children under the age of 21, for purposes of determining the applicable sales load and for purposes of the Right of Accumulation and Letter of Intent privileges. These privileges apply even if your related accounts are opened using different brokerage firms, so it is important to let your broker(s) or the Transfer Agent know about all your accounts that may be combined for these privileges. You should contact your broker or the Transfer Agent for more information about reduced sales loads and the Right of Accumulation and Letter of Intent.

PURCHASES AT NET ASSET VALUE. Savings and loan associations, in their fiduciary capacity or for their own accounts, may purchase Class A shares of the Fund at NAV. Federal and state credit unions may also purchase Class A shares at NAV.

In addition, Class A shares of the Fund may be purchased at NAV by broker-dealers who have a sales agreement with the Underwriter and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

Clients of investment advisers, financial planners and other financial intermediaries may also purchase Class A shares at NAV if their investment adviser, financial planner or financial intermediary has made arrangements with the Underwriter permitting them to do so. The investment adviser, financial planner or financial intermediary must notify the Fund that an investment qualifies as a purchase at NAV.

Trustees, directors, officers and employees of the Trust, the Adviser, the Sub-Adviser, the Underwriter or the Transfer Agent, including members of the immediate families of such individuals and employee benefit plans established by such entities, may also purchase Class A shares of the Fund at NAV.

CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF CLASS A SHARES. A contingent deferred sales load is imposed upon certain redemptions of Class A shares purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Underwriter and the shares are redeemed within one year from the date of purchase. The contingent deferred sales load will be paid to the Underwriter and will be equal to the commission percentage paid at the time of purchase (either 1.00%, .50% or .25% depending on the amount of purchase) as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed; or (2) the NAV of such shares at the time of redemption. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be so notified on the confirmation you receive for such purchase. Class A shares of the Fund held for more than one year will not be subject to the contingent deferred sales load.

                                 CLASS C SHARES

Class C shares are sold at NAV without an initial sales load so that the full amount of your purchase payment may be immediately invested in the Fund. A contingent deferred sales load of 1.00% will be imposed on redemptions of Class C shares made within one year of their purchase. The contingent deferred sales load will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the NAV at the time of purchase of the Class C shares being redeemed. A contingent deferred sales load will not be imposed upon redemptions of Class C shares held for more than one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets allocable to Class C shares. The Underwriter intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares. The maximum initial investment in Class C shares is $500,000.

ADDITIONAL INFORMATION ON THE CONTINGENT DEFERRED SALES LOAD

The contingent deferred sales load is waived for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. The Underwriter may require documentation prior to waiver of the load, including death certificates, physicians' certificates, etc. The contingent deferred sales load is also waived for shareholders systematically redeeming Fund shares under the automatic withdrawal plan (see "Redeeming Your Shares"). In order to qualify for this waiver, the total annual redemptions under the plan may not exceed 15% of the initial value of the Fund shares when the plan is established.

All sales loads imposed on redemptions are paid to the Underwriter. The contingent deferred sales load will not be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a particular redemption is subject to a contingent deferred sales load, it is assumed that the redemption is first of shares acquired pursuant to reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

The following example will illustrate the operation of the contingent deferred sales load. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the load because of dividend reinvestment. With respect to the remaining 400 shares, the load is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will be charged the load. At the rate of 1.00%, the contingent deferred sales load would be $40. In determining whether an amount is available for redemption without incurring a deferred sales load, the purchase payments made for all Class C shares in your account are aggregated.

EXCHANGE PRIVILEGE

You may exchange shares of the Fund for shares of the same class of the Wells S&P REIT Index Fund or shares held in a Wells Money Market omnibus account in the Money Market Portfolio (a series of Premier Money Market Shares). A sales load may be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged. If you exchange Class C shares for shares held in the Wells Money Market Account, the amount of time you hold shares of the Money Market Portfolio through the Wells Money Market Account will not be added to the holding period of your original Fund shares for the purpose of calculating contingent deferred sales charges if you later redeem your investment. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the contingent deferred sales load. Shares otherwise subject to a contingent deferred sales load will not be charged a contingent deferred sales load in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a contingent deferred sales load, depending upon when you originally purchased the exchanged shares. For purposes of computing the contingent deferred sales load, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt Fund performance. If you exceed that limit, the Fund or the Underwriter, in its sole discretion, may reject any further exchange orders.

You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges also may be requested by telephone. If you are unable to execute your exchange by telephone (for example during times of unusual market activity), you should consider requesting your exchange by mail. An exchange will be effected at the next determined net asset value (or offering price if a sales load is applicable) after receipt of a request by the Transfer Agent.

Exchanges are subject to the applicable minimum initial investment requirements, and may only be made for shares then offered for sale in your state of residence. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of Fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a copy of the prospectus for the Wells S&P REIT Index Fund or the Money Market Portfolio.

ANTI-MONEY LAUNDERING COMPLIANCE

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Fund will ask for your name, address, date of birth, and other information that will allow the Fund to identify you. The Fund may also ask to see your driver's license or other identifying documents. If we cannot verify your identity, we may determine not to open an account for you or, if your account is open, we may close your account. Closed accounts will be valued at the price determined as of the close of the NYSE on the day the account is closed, and redemption proceeds may be worth more or less than the original investment.

If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Fund may also be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform the shareholder that it has taken the actions described above.

REDEEMING YOUR SHARES
================================================================================
To redeem your shares, send a written request to us c/o our Transfer Agent, with your name, account number and the amount you wish to redeem. You must sign your request exactly as your name appears on the Fund's account records. Mail your written redemption request to:

                WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
                        C/O ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

If you would like your redemption proceeds deposited free of charge directly into your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction, contact the Transfer Agent for more information.

We redeem shares based on the current NAV on the day we receive a valid request for redemption, less any contingent deferred sales load due on the redeemed shares. Be sure to review "Buying Fund Shares" above to determine whether your redemption is subject to a contingent deferred sales load.

You may also place a wire redemption request through your broker-dealer to redeem your shares. The broker-dealer is responsible for ensuring that redemption requests are transmitted to us in proper form in a timely manner. The broker-dealer may charge you additional or different fees for redeeming shares than those described in this Prospectus. If you request a redemption by wire, you will be charged a $15 processing fee. We reserve the right to change the processing fee upon 30 days notice. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the address designated on your account.

If the shares to be redeemed over any 30-day period have a value of more than $25,000, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. If the name(s) or the address on your account has been changed within 30 days of your redemption request, you will be required to request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

---------------------------------------------
A  SIGNATURE   GUARANTEE   helps   protect
against fraud.  You  can  obtain  one from
most banks  or securities dealers, but not
from a notary public.  For joint accounts,
each signature must be guaranteed.  Please
call us  with any questions to ensure that
your signature guarantee will be processed.
---------------------------------------------

ADDITIONAL INFORMATION ABOUT ACCOUNTS AND REDEMPTIONS

SMALL ACCOUNTS. Due to the high costs of maintaining small accounts, we may ask that you increase your account balance if your account falls below $2,500 (or $1,000 for a retirement account). If the account remains under $2,500 (or $1,000 for a retirement account) 30 days after we notify you, we may close your account and send you the proceeds, less any applicable sales load.

AUTOMATIC WITHDRAWAL PLAN. If your account's value is at least $5,000, you may be eligible for our automatic withdrawal plan that allows you to withdraw a fixed amount from your account each month, quarter or year. Under the plan, we send the proceeds either to you or to another person you designate. Each withdrawal must be $50 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the automatic withdrawal plan.

REINVESTMENT PRIVILEGE. If you have redeemed Class A shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within 90 days of the redemption and the privilege may only be exercised once per year.

OTHER INFORMATION. In connection with all redemptions of Fund shares, we observe the following policies and procedures:

     o We may refuse any redemption request involving recently purchased shares until your check for the recently purchased shares has cleared. To eliminate this delay, you may purchase shares of the Fund by certified check or by wire transfer from your bank.

     o We may delay mailing redemption proceeds for up to 7 days (most redemption proceeds are mailed within 3 days after receipt of a request).

     o We may process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as a "redemption in kind"). See the Statement of Additional Information for further information.

DISTRIBUTION PLANS
================================================================================
The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan") that allow each Class of shares to pay for certain expenses related to the distribution of their shares, including payments to securities dealers and other persons (including the Underwriter and its affiliates) who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Fund's shares.

The annual limitation for payment of expenses pursuant to the Class A Plan is ..25% of the Fund's average daily net assets allocable to Class A shares. The annual limitation for payment of expenses pursuant to the Class C Plan is 1.00% of the Fund's average daily net assets allocable to Class C shares and the annual limitation for payment of expenses pursuant to the Retirement Class Plan is .75% of the Fund's average daily net assets allocable to Retirement Class shares. The payments permitted by the Class C Plan and the Retirement Class Plan fall into two categories. First, each Class of shares may directly incur or reimburse the Underwriter (in an amount not to exceed .75% per year of the Fund's average daily net assets allocable to Class C shares and .50% per year of the Fund's average daily net assets allocable to Retirement Class shares) for certain distribution related expenses as described above. The Class C Plan and the Retirement Class Plan also provide for the payment of an account maintenance fee of up to .25% per year of the Fund's average daily net assets allocable to Class C shares and Retirement Class shares which may be paid to dealers or other financial intermediaries based on the average value of Fund shares owned by clients of such dealers or other financial intermediaries. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost long-term shareholders more than paying other types of sales loads. In the event a Plan is terminated by the Trust in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates. The Underwriter may make payments to dealers and other persons in addition to the .25% account maintenance fee described above.

DIVIDENDS AND DISTRIBUTIONS
================================================================================
The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares of the Fund (see "Share Option" below). All distributions will be based on the NAV in effect on the payable date.

--------------------------------------------------------------------------------
Distributions are paid according to the following options:

     SHARE OPTION -- income distributions and capital gains distributions reinvested in additional shares without a sales load.

     INCOME  OPTION  --  income   distributions  paid  in  cash;  capital  gains
     distributions reinvested in additional shares without a sales load.

     CASH OPTION -- income distributions and capital gains distributions paid in cash.
--------------------------------------------------------------------------------
If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 6 months, your dividends may be reinvested in your account at the then-current NAV and your account will be converted to the Share Option. No interest will accrue on amounts represented by uncashed distribution checks.

If you have received in cash any dividend or capital gains distribution from the Fund, you may return the distribution to the Fund within 30 days of the distribution date for reinvestment at the NAV next determined after its return. You or your dealer must notify the Fund that a distribution is being reinvested pursuant to this provision.

TAXES
================================================================================
The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment income and any net realized capital gains to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to shareholders.

Dividends and distributions paid to shareholders are generally subject to federal income tax and may be subject to state and local income tax. Distributions attributable to net investment income and net realized short-term capital gains, if any, are generally taxable as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions from the Fund are not eligible for the dividends received deduction available to corporations. A portion of the Fund's distributions may be classified as a return of capital, which portion is generally not taxable to you.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Fund are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its assets. Redemptions and exchanges of shares of the Fund are taxable events on which you may realize a gain or loss.

The Fund will mail a statement to you annually indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, you may be subject to state and local taxes on distributions. Because REITs cannot provide complete information about the taxability of their distributions until after the end of the calendar year, the Trust plans to ask the Internal Revenue Service each year for an extension of time to issue Forms 1099-DIV ("1099s") for the Fund. If this request is approved, we expect to mail 1099s to Fund shareholders in non-retirement plan accounts prior to March 1 of each year.

You should consult your tax advisor about the tax consequences of distributions from the Fund, redemptions and exchanges of Fund shares, and the use of the Automatic Withdrawal Plan. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. See "Taxes" in the Statement of Additional Information for further information.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
================================================================================
On each day that the Fund is open for business, the public offering price (NAV plus any applicable sales load) of each Class of shares of the Fund is determined as of the close of the regular session of trading on the NYSE (normally 4:00 p.m., Eastern time). The Fund is open for business on each day the NYSE is open for business. Securities held by the Fund may be primarily listed on foreign exchanges or traded in foreign markets which are open on days (such as Saturdays and U.S. holidays) when the NYSE is not open for business. As a result, the NAV per share of the Fund may be significantly affected by trading on days when the Fund is not open for business. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

The Fund's portfolio securities are valued as follows: (1) securities which are traded on stock exchanges are valued at the last reported sale price as of the close of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The NAV per share of the Fund will fluctuate with the value of the securities it holds.

Because the value of foreign securities may be materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of the Fund may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

================================================================================
                            CUSTOMER PRIVACY POLICY
================================================================================
WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER OUR BUSINESS.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to administer our business and provide superior service.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

In order to protect customer privacy, we carefully control the way in which any information about you is shared. It is our policy to not disclose any nonpublic personal information about you or former customers to anyone, except as permitted or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, subadvisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agents need information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed.

However, these parties are not permitted to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our operational and data processing systems are in a secure environment that protects nonpublic personal information from being accessed inappropriately by third parties.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for Wells Family of Real Estate Funds (the "Trust"), Wells Asset Management, Inc., the Trust's investment adviser, and Wells Investment Securities, Inc., the Trust's principal underwriter.

IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION,   CALL   1-800-282-1581   TO   TALK  TO  A   SHAREHOLDER   SERVICES
REPRESENTATIVE.

================================================================================

WELLS DOW JONES WILSHIRE
GLOBAL RESI FUND
6200 The Corners Parkway
Norcross, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III
Michael R. Buchanan
Richard W. Carpenter
Bud Carter
William H. Keogler, Jr.
Donald S. Moss
Neil H. Strickland
W. Wayne Woody

INVESTMENT ADVISER
Wells Asset Management, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

SUB-ADVISER
The Tuckerman Group, LLC
Two Manhattanville Road
Centre 2 / Suite 207
Purchase, New York 10577

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092
Wells Sales Associate: (Toll-Free) 800-448-1010

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM



CUSTODIAN
US Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

LEGAL COUNSEL
Kilpatrick Stockton LLP
1100 Peachtree Street, Suite 2800
Atlanta, Georgia 30309

EXECUTIVE OFFICERS
Leo F. Wells III, President
Douglas P. Williams, Vice President
Jill W. Maggiore, Vice President and
  Chief Compliance Officer
Robert G. Dorsey, Vice President
John F. Splain, Secretary
Mark J. Seger, Treasurer

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                              FOR MORE INFORMATION

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is hereby incorporated by reference in its entirety. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call 1-800-282-1581. A copy of your requested document(s) will be sent to you within three business days after we receive your request. The Fund also makes available the SAI and annual and semiannual reports, free of charge, on the Fund's website at www. wellsref.com.

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

File No. 811-08355




                      WELLS DOW JONES
                      WILSHIRE GLOBAL RESI
                      INDEX FUND

                           Prospectus and Application

                           December ___, 2006

                      Class A Shares (W_ _AX)
                      Class C Shares (W_ _CX)
                      Class I Shares (W_ _IX)
                      Retirement Class Shares (W_ _RX)

                      An Account Application is located at
                      the center-fold of this Prospectus.





                                                      [LOGO OMITTED]
                                                           WELLS
                                                     REAL ESTATE FUNDS




                      An Account Application is located at
                      the center-fold of this Prospectus.




These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


================================================================================

------------------------------------------------
ACCOUNT APPLICATION
                                                                    [LOGO]
DO NOT USE THIS APPLICATION TO ESTABLISH                             WELLS
A FUND INDIVIDUAL RETIREMENT ACCOUNT.                          REAL ESTATE FUNDS

PLEASE PRINT CLEARLY ALL ITEMS EXCEPT
SIGNATURE.                                              W E L L S

TO AVOID HAVING YOUR APPLICATION              DOW JONES WILSHIRE GLOBAL RESI
RETURNED, PLEASE BE SURE TO COMPLETE
STEPS 1, 2 & 7.                                        INDEX FUND

RETURN COMPLETED FORM WITH PAYMENT TO
THE FUND:

   P.O. BOX 46707, CINCINNATI, OHIO 45246-0707

FOR ASSISTANCE WITH OTHER FORMS, PLEASE CALL
US AT 1-800-282-1581.
------------------------------------------------
================================================================================

--------------------------------------------------------------------------------
STEP 1: ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

1A.  CHECK ONE

[ ]  INDIVIDUAL

     ---------------------------------------------------------------------------
                    Owner's Name (as you want it to appear)

DATE OF BIRTH OF OWNER _________________ / ___________________ /________________

OCCUPATION _____________________________________________________________________

EMPLOYER NAME / ADDRESS ________________________________________________________

CITIZENSHIP: [ ] U.S.  [ ] Other _______________________________________________
                           Specify Country (Non-resident aliens must provide IRS
                                         form W-8 and a copy of their passport.)

Are you an associated person of an NASD member? [ ] Yes  [ ] No

[ ]  JOINT ACCOUNT (CANNOT BE A MINOR)
     Joint owners have rights of survivorship, unless state laws regarding community property apply.

     ---------------------------------------------------------------------------
                       Joint Owner's Name (if applicable)

DATE OF BIRTH OF JOINT OWNER _______________ / _______________ / _______________

OR
[ ]  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY
     Please attach a copy of the appropriate bylaws, resolutions or trust documents establishing authority to open this account

     ___________________________________________________________________________
         Name of Trust, Corporation, Partnership or other Entity

     ______________________________________________________    _________________
         Name of Trustee(s) or Authorized Individual               Trust Date

     ______________________________________________________    _________________
     Trustee or Authorized Individual Social Security Number     Date of Birth

OR
[ ]  GIFT/TRANSFER TO A MINOR (UGMA/UTMA)

     ________________________________________________________ as a custodian for
              Custodian's Name (only one permitted)

     __________________________________________ under the ___________ UGMA/UTMA.
         Minor's Name (only one permitted)                   State

     ---------------------------------------------------------------------------
         Custodian's Social Security Number            Custodian's Date of Birth

     ---------------------------------------------------------------------------
         Minor's Date of Birth

1B.  TAXPAYER IDENTIFICATION NUMBER

                                  -       -
                         -- -- --   -- --   -- -- -- --
     Owner's Social Security ID Number (use Minor's SSN for Custodial account)

                                  -       -
                         -- -- --   -- --   -- -- -- --
                     Joint Owner's Social Security ID Number

1C.  MAILING ADDRESS AND TELEPHONE NUMBER

     ---------------------------------------------------------------------------
     Number and Street

     -------------------------------------------- ---------------- -------------
     City                                         State            Zip

     ( ----- ) ---------------------------------- ( ----- ) --------------------
     Telephone Number                             Fax Number

--------------------------------------------------------------------------------
STEP 2: FUND SELECTION AND INITIAL INVESTMENT
--------------------------------------------------------------------------------

     Indicate the amount for each share class selected.
     Please enclose one check for the total amount of your investment. ($2,500 min.; $1,000 for tax-deferred retirement plans)

                                      AMOUNT                  AMOUNT

     Wells Dow Jones    Class A    $___________    Class C   $___________
     Wilshire Global                               Retirement
     RESI Index Fund    Class I    $___________    Class     $___________

     Wells Money                                   Please check this box if your
     Market Account                $___________    account is to  be funded with
                                                   dividend  check(s)  from  the
                                                   Wells REIT [  ]

2B.  RIGHTS OF ACCUMULATION Please see prospectus for details.

[ ] My combined holdings in the Wells Dow Jones Wilshire Global RESI Index Fund Class A Shares may entitle me to a reduced sales charge. Applicable shareholder account numbers are:

Account # _________________________   Account # _________________________

Account # _________________________   Account # _________________________

2C. LETTER OF INTENT You may qualify for reduced sales charges if you plan to make additional investments within a 13-month period. Please see prospectus for qualifications.

[ ] I agree to the terms of the Letter of Intent set forth in the prospectus. Although I am not obligated to do so, it is my intention to invest over a 13-month period in Class A Shares of Wells Dow Jones Wilshire Global RESI Index Fund an aggregate amount at least equal to that which is checked below.

[ ]  $50,000    [ ] $100,000    [ ] $250,000    [ ] $500,000    [ ] $1,000,000

2D.  SALES CHARGE WAIVER See current prospectus for eligibility requirements.

[ ]  Check if eligible for waiver and indicate investor category:

     ----------------------------------------------------------------------
--------------------------------------------------------------------------------
STEP 3: DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS
--------------------------------------------------------------------------------
YOUR DIVIDENDS AND CAPITAL GAINS WILL BE AUTOMATICALLY REINVESTED INTO YOUR ACCOUNT UNLESS YOU INDICATE OTHERWISE BELOW.

[ ] INCOME OPTION: Please distribute all income in cash, and reinvest my capital gains in additional shares of the Fund

[ ] CASH OPTION 1: Please distribute all income and capital gains in cash by check.

[ ] CASH OPTION 2: Please distribute all income and capital gains in cash directly to the bank account identified in Step 6.

--------------------------------------------------------------------------------
STEP 4: DUPLICATE STATEMENTS AND CONFIRMATIONS
--------------------------------------------------------------------------------
Please send duplicate statements and confirmations to an address other than that listed in Section 1C (optional):

     ---------------------------------------------------------------------------
     Name

     ---------------------------------------------------------------------------
     Company Name

     ---------------------------------------------------------------------------
     Street Address

     -------------------------------------------- ---------------- -------------
     City                                         State            Zip


--------------------------------------------------------------------------------
IMPORTANT  INFORMATION  ABOUT  PROCEDURES  FOR OPENING A NEW ACCOUNT

TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT. WHAT THIS MEANS FOR YOU: WHEN YOU OPEN AN ACCOUNT, WE WILL ASK FOR YOUR NAME, ADDRESS, DATE OF BIRTH, AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. WE MAY ALSO ASK TO SEE YOUR DRIVER'S LICENSE OR OTHER IDENTIFYING DOCUMENTS. PLEASE REMEMBER THAT ANY DOCUMENTS OR INFORMATION WE GATHER IN THE VERIFICATION PROCESS WILL BE MAINTAINED IN A CONFIDENTIAL MANNER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STEP 5: ACCOUNT SERVICE OPTIONS
--------------------------------------------------------------------------------

5A.  PURCHASE OPTIONS

AUTOMATIC INVESTMENT PLAN* [ ] Yes  [ ] No

     Permits you to automatically invest in your Fund account through your bank account (You must complete Step 6.) Please indicate the amount and interval (monthly on the 15th, the last day of each month or both.) Minimum balance of $2,500 is required with $100 minimum for each monthly investment.

PLEASE MAKE MY AUTOMATIC INVESTMENT ON:
     [ ]  the last business day of each month
     [ ]  the 15th day of each month
     [ ]  both the 15th and last business day

AMOUNT $ _______________________________________________________________________


CHECK ONE INTERVAL: [ ] Monthly  [ ] Bi-Monthly

* This plan involves continuous investment, regardless of share price levels, and does not assure a profit or protect against a loss in declining markets.


5B.  REDEMPTION OPTION

BY ELECTRONIC TRANSFER (to your bank account) [ ] Yes  [ ] Decline

     If yes, you must complete bank information in Step 6 and select method of transfer.

[ ]  (ACH) Automated Clearing House or  [ ] WIRE

5C.  SYSTEMATIC WITHDRAWAL PLAN [ ] Yes  [ ] No
     Note: Account balance must be $5,000 or more to use this option. Minimum amount of withdrawal $50 per transaction. See prospectus for details.


AMOUNT $ _______________________________________________________________________


START MONTH ____________________________________________________________________


CHECK ONE INTERVAL: [ ] Monthly  [ ] Quarterly  [ ] Annually

SYSTEMATIC WITHDRAWAL PLAN PAYMENT METHOD OPTIONS:

[ ]  By check to address of record

[ ]  ACH (2-3 day free service to pay instructions in Step 6)

[ ]  Wire (Receiving bank may charge incoming wire fee)

--------------------------------------------------------------------------------
STEP 6: ELECTRONIC FUNDS TRANSFER INSTRUCTIONS
--------------------------------------------------------------------------------

-----------   By attaching a voided check or deposit slip below and signing Step
  ATTACH      7  I  authorize  credits/debits  to/from  this  bank  account   in
   YOUR       conjunction  with the  account  options  selected.  I   understand
  VOIDED      for the selected options involving wire transactions,  my bank may
  CHECK       charge me wire fees. I agree that the Fund and its agents may make
   HERE       additional  attempts to  debit/credit  my account if  the  initial attempt fails and that I will be liable for any associated  costs.
WE CANNOT     All  account  options  selected  shall  become part  of the terms,
ESTABLISH     representations and conditions of this application.
  THESE
 SERVICES
WITHOUT IT.
              ------------------------------------------------------------------
               Signature(s) of depositor (if different from signature in Step 7)

-----------
              -----------------------------------------------------------------
                        Signature of designated Co-Bank Account Owner

              THIS IS A:
              [ ] checking account    [ ] savings account

--------------------------------------------------------------------------------
STEP 7: SIGNATURES AND CERTIFICATIONS
--------------------------------------------------------------------------------

BY SIGNING BELOW, I CERTIFY THAT:

o I have received and read the current prospectus of the Wells S&P REIT Index Fund ( the "Fund Company") in which I am investing. I certify that I have the authority and legal capacity to make this purchase in this account, and that I am of legal age in my state of residence.

o I agree to read the prospectus for any Fund into which I request an exchange. I understand that the terms, representations and conditions in this application and the prospectus as amended from time to time, will apply to this account and any account established at a later date.

o I authorize the Fund Company and its agents to act upon instructions (by phone, in writing or other means) believed to be genuine and in accordance with procedures described in the prospectus for this account or any account into which exchanges are made. I authorize the registered representative assigned to my account to have access to my account and to act on my behalf with respect to my account. I agree that neither the Fund Company nor any of its agents will be liable for any loss, cost or expense for acting on such instructions.

o The Fund Company can redeem shares from my account(s) to reimburse for any loss due to non-payment or other indebtedness.

UNDER PENALTY OF PERJURY, I CERTIFY THAT:
1.   I am a U.S. person (including a U.S. resident alien).
2.   The Taxpayer Identification Number shown on this application is correct.
3. I am not subject to backup withholding because: (a) I am exempt from backup withholding; or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends.

CROSS OUT ITEM 3 IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

--------------------------------------------------------------------------------
                        EACH ACCOUNT OWNER MUST SIGN HERE


----------------------------------------------------------- --------------------
Signature of Owner, Trustee or Custodian                    Date


----------------------------------------------------------- --------------------
Signature of Joint Owner or Co-Trustee (if any)             Date

--------------------------------------------------------------------------------

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

--------------------------------------------------------------------------------
STEP 8: INVESTMENT BROKER/DEALER
--------------------------------------------------------------------------------

IMPORTANT: To be completed by broker/dealer representative. Registered Reps must complete Step 4 for duplicate statement and confirmations to be sent to your office. (Broker/Dealer must have approved agreement with the Fund distributor).

     ---------------------------------------------------------------------------
     Broker/Dealer Firm Name                                Dealer #

     ---------------------------------------------------------------------------
     Representative's Name      Rep #       Branch #        Rep Telephone Number

     ---------------------------------------------------------------------------
     Rep Office Street Address              Rep Office City/State/Zip

     ---------------------------------------------------------------------------
     Authorized Signature

PLEASE RETURN APPLICATION AND CHECK MADE PAYABLE TO:

                 WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
                                 P.O. BOX 46707
                          CINCINNATI, OHIO 45246-0707

THANK YOU FOR YOUR INVESTMENT. YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT, SHARES PURCHASED AND PRICE PAID PER SHARE. FOR ASSISTANCE CALL 1-800-282-1581.

                        WELLS FAMILY OF REAL ESTATE FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION



                               DECEMBER __, 2006


                 WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND



     This Statement of Additional Information supplements the Prospectus, dated as of December ___, 2006 offering shares of the Wells Dow Jones Wilshire Global RESI Index Fund (the "Fund"). The Fund is a series of Wells Family of Real Estate Funds, a registered open-end, diversified management investment company. This Statement of Additional Information, which is incorporated by reference in its entirety into the Prospectus, should be read only in conjunction with the current Prospectus for the Fund.

     Because this Statement of Additional Information is not a prospectus, no investment in shares of the Fund should be made solely on the basis of the information contained herein. It should be read in conjunction with the Prospectus of the Fund. Copies of the Fund's Prospectus may be obtained by writing the Fund at 6200 The Corners Parkway, Norcross, Georgia 30092, or by calling the Fund toll-free at 800-282-1581, or on the Fund's website: www.wellsref.com. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                        Wells Family of Real Estate Funds
                            6200 The Corners Parkway
                             Norcross, Georgia 30092

                                TABLE OF CONTENTS
                                -----------------

THE TRUST....................................................................3

INVESTMENT POLICIES AND RISK CONSIDERATIONS..................................4

INVESTMENT LIMITATIONS.......................................................9

TRUSTEES AND OFFICERS........................................................11

THE INVESTMENT ADVISER.......................................................16

THE SUB-ADVISER..............................................................17

THE UNDERWRITER..............................................................18

DISTRIBUTION PLANS...........................................................19

SECURITIES TRANSACTIONS......................................................21

PORTFOLIO HOLDINGS DISCLOSURE POLICY.........................................22

PORTFOLIO TURNOVER...........................................................23

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE.........................23

PURCHASES AND REDEMPTIONS OF SHARES..........................................24

TAXES........................................................................26

HISTORICAL PERFORMANCE INFORMATION...........................................29

CUSTODIAN....................................................................31

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................32

LEGAL COUNSEL................................................................32

TRANSFER AGENT...............................................................32

INFORMATION REGARDING DOW JONES WILSHIRE.....................................32

FINANCIAL STATEMENTS.........................................................33

APPENDIX A - PROXY VOTING POLICIES AND PROCEDURES............................34

THE TRUST
---------

     WellsFamily of Real Estate Funds (the "Trust"), an open-end, diversified management investment company, was organized as an Ohio business trust on June 6, 1997. The Trust currently offers two series of shares to investors, the Wells S&P REIT Index Fund and the Wells Dow Jones Wilshire Global RESI Index Fund (the "Fund").

     Shares of the Fund have equal voting rights and liquidation rights. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Fund is not required to hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 (the "1940 Act") in order to facilitate communications among shareholders.

     On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the fund, shall be voted in the aggregate and not by fund, except (i) when required by the 1940 Act, shares shall be voted by individual fund; and (ii) when the matter does not affect any interest of a particular fund, then only shareholders of the affected fund or funds shall be entitled to vote thereon. Examples of matters which affect only a particular fund could be a proposed change in the fundamental investment objectives or policies of that fund or a proposed change in the investment advisory agreement for a particular fund. The shares of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees if they so choose.

     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into greater or lesser number or shares so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund or of the Trust, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

     The Fund offers four Classes of shares--Class A shares, Class C shares, Class I shares and Retirement Class shares. Each Class of shares represents an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (1) the Classes bear differing levels of sales loads and expenses; (2) Class I shares are available for purchase only by clients of certain financial intermediaries; (3) Retirement Class shares are available for purchase only by (i) clients of bank trust departments and (ii) 401(k) plans and other qualified retirement plans, including Section 101 and 457 plans and 403(b) plans sponsored by section 501(c)(3) organizations, as well as certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; (4) certain Class specific expenses will be borne solely by the Class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expense of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (6) each Class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date in its sole discretion.

INVESTMENT POLICIES AND RISK CONSIDERATIONS
-------------------------------------------

     A more detailed discussion of some of the terms used and investment policies described in the Prospectus appears below. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

     FUTURES

     REGULATORY MATTERS. The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures currently imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. Additionally, the Fund has claimed an exclusion from the definition of the term "commodity pool operator" pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the "CEA"). Therefore, the Fund is not subject to regulation or registration as a commodity pool operator under the CEA.

     FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities and some are based on indices of securities prices. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. If the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset exposure to the underlying instrument's positive and negative market price changes, much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments would not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund. If the Fund invests in futures, the Fund would be required to segregate liquid assets equivalent to the Fund's outstanding obligations under the contract in excess of the initial margin and variation margin, if any.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involves a risk that the futures position will not track the performance of the Fund's other investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

     RISKS OF FUTURES. The purchase and sale of futures contracts involves risks different from those involved with direct investments in securities and also require different skills from the investment adviser in managing the Fund's portfolio of investments. While utilization of futures contracts and similar instruments may be advantageous to the Fund, if the Fund's Sub-Adviser is not successful in employing such instruments in managing the Fund's investments or in predicting market changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the futures used. It is also possible that the Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the futures markets. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its yield.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The value of the Fund's portfolio securities which are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with purchase and sale of foreign portfolio securities.

     The Fund will enter into forward foreign currency exchange contracts as described hereafter. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the cost or proceeds relative to another currency. The forward contract may be denominated in U.S. dollars or may be a "cross-currency" contract where the forward contract is denominated in a currency other than U.S. dollars. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

         The forecasting of a short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The Fund may enter into such forward contracts if, as a result, not more than 50% of the value of its total assets would be committed to such contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Trustees believe that it is important to have the flexibility to enter into forward contracts when the Sub-Advisor determines it to be in the best interests of the Fund. The Custodian will segregate cash, U.S. Government obligations or other liquid securities in an amount not less than the value of the Fund's total assets committed to foreign currency exchange contracts entered into under this type of transaction. If the value of the segregated securities declines, additional cash or securities will be added on a daily basis, i.e., "marked to market," so that the segregated amount will not be less than the amount of the Fund's commitments with respect to such contracts.

     Generally, the Fund will not enter into a forward foreign currency exchange contract with a term of greater than 90 days. At the maturity of the contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date the Fund enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency the Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency the Fund has agreed to purchase exceeds the price of the currency the Fund has agreed to sell.

     The Fund's dealings in forward foreign currency exchange contracts will be limited to the transactions described above. The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Fund's sub-adviser. It should also be realized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities held by the Fund. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     REPURCHASE AGREEMENTS. The Fund may acquire U.S. Government Securities or other high-grade debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve System or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. Such securities, including any securities so substituted, are referred to as the "Repurchase Securities." The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.

     The majority of these transactions run day-to-day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund's risk is limited to the ability of the vendor to pay the agreed upon sum upon the delivery date; in the event of bankruptcy or other default by the vendor, there may be possible delays and expenses in liquidating the instrument purchased, decline in its value and loss of interest. These risks are minimized when the Fund holds a perfected security interest in the Repurchase Securities and can therefore sell the instrument promptly. Under guidelines issued by the Trustees, the investment adviser will carefully consider the creditworthiness of a vendor during the term of the repurchase agreement. Repurchase agreements are considered loans collateralized by the Repurchase Securities, such agreements being defined as "loans" under the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The market value of the resold securities will be monitored so that the value of the "collateral" is at all times as least equal to the value of the loan, including the accrued interest earned thereon. All Repurchase Securities will be held by the Fund's custodian either directly or through a securities depository.

     DESCRIPTION OF MONEY MARKET INSTRUMENTS. Money market instruments may include U.S. government securities, as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"), and shares of money market investment companies. BANKERS' ACCEPTANCES are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers' Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A CERTIFICATE OF DEPOSIT ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more. COMMERCIAL PAPER is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's assessment. Commercial Paper may include Master Notes of the same quality. MASTER NOTES are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian, acting as administrator thereof. The investment adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund. The Fund may invest in SHARES OF MONEY MARKET INVESTMENT COMPANIES to the extent permitted by the 1940 Act. Investments by the Fund in shares of other investment companies may result in duplication of advisory and administrative fees and other expenses.

     U.S. GOVERNMENT SECURITIES. U.S. Government securities include direct obligations of the U.S. Treasury, securities guaranteed as to interest and principal by the U.S. government such as obligations of the Government National Mortgage Association, as well as securities issued or guaranteed as to interest and principal by U.S. government authorities, agencies and instrumentalities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Federal Land Bank, the Federal Farm Credit Banks, the Federal Home Loans Banks, the Student Loan Marketing Association, the Small Business

Administration, the Bank for Cooperatives, the Federal Intermediate Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government-sponsored entities are supported by the full faith and credit of the U.S. government, several are supported by the right of the issuer to borrow from the U.S. government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. government does not extend to the yield or value of the U.S. government securities held by the Fund or to the Fund's shares.

     BORROWING AND PLEDGING. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary purposes and may increase this limit to 33.3% of its total assets to meet redemption requests which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on portfolio net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund would be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with such borrowing. The Fund will not make any additional investments while borrowings are outstanding. The Fund may pledge assets in connection with borrowing but will not pledge more than one-third of its total assets.

INVESTMENT LIMITATIONS
----------------------

     The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Fund. These limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. For purposes of the discussion of these fundamental investment limitations only, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting, or (2) more than 50% of the outstanding shares of the Fund.

     1. BORROWING MONEY. The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any Securities and Exchange Commission (the "SEC") staff interpretation of the 1940 Act. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     2. SENIOR SECURITIES. The Fund will not issue senior securities, except as permitted by the 1940 Act. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

     4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund's ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion or all of their assets in commodities.

     6. LOANS. The Fund will not make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan.

     7. PLEDGING, MORTGAGING OR HYPOTHECATING ASSETS. The Fund will not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     8. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry, except that the Fund will invest at least 25% of its assets in securities of issuers in the real estate industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

     NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

     1. Make investments for the purpose of exercising control or management over a portfolio company;
     2. Invest in securities of other registered investment companies, except as permitted under the 1940 Act; and
     3. Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs.

     With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES AND OFFICERS
---------------------

     Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The Trustees serve for an indefinite term and the officers are elected annually. The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the 1940 Act, is indicated by an asterisk.

                                                                                                                     Number of
                                                                                                                     Portfolios
                                                                                                                      in Fund
                                    Length of        Position(s) Held       Principal Occupation(s) During             Complex
Name, Address and Age              Time Served       with Trust                 Past 5 Years and                       Overseen
                                                                            Directorships of Public Companies         by Trustee
---------------------------------------------------------------------------------------------------------------------------------
*Leo F. Wells (age 62)                Since          President/Trustee      President and Director of Wells Asset         2
6200 The Corners Parkway           January 1998                             Management, Inc. (the Fund's investment
Norcross, Georgia 30092                                                     adviser), Wells Capital, Inc. (real
                                                                            estate company), Wells & Associates,
                                                                            Inc. (real estate brokerage company),
                                                                            Wells Management Company, Inc. (property
                                                                            management company), Wells Advisors,
                                                                            Inc. (non-bank custodian for IRAs),
                                                                            Wells Development Corporation
                                                                            (acquisition and development of real
                                                                            estate), Wells Real Estate Advisory
                                                                            Services, Inc. and Wells Real Estate
                                                                            Funds, Inc. (holding company for the
                                                                            Wells group of companies); President and
                                                                            Director of Wells Real Estate Investment
                                                                            Trust, Inc. and Wells Real Estate
                                                                            Investment Trust II, Inc.

INDEPENDENT TRUSTEES:

Michael R. Buchanan (age 59)           Since             Trustee            Retired Managing Director of Bank of          2
1630 Misty Oaks Drive              September 2002                           America; Director of Wells Real Estate
Atlanta, Georgia 30350                                                      Investment Trust, Inc.; Director of D.R.
                                                                            Horton, Inc.

Richard W. Carpenter (age 69)          Since             Trustee            Managing Partner of Carpenter Properties      2
3080 Pedenville Road                January 1998                            LP (real estate company); former
Concord, Georgia 30206                                                      President of Commonwealth Oil Refining
                                                                            Co., Inc. and Realmark Holdings Corp.
                                                                            (real estate company); Director of Wells
                                                                            Real Estate Investment Trust, Inc. and
                                                                            Wells Real Estate Investment Trust II,
                                                                            Inc.; Director of MidCountry Financial
                                                                            Corp.

Bud Carter (age 67)                    Since             Trustee            Chairman of The Executive Committee           2
100 Mount Shasta Lane                 May 1998                              (international management consultant);
Alpharetta, Georgia 30022                                                   Director of Wells Real Estate Investment
                                                                            Trust, Inc. and Wells Real Estate
                                                                            Investment Trust II, Inc.

William H. Keogler, Jr. (age 60)       Since             Trustee            Retired President and Chief Executive         2
6631 N.W. 61st Avenue                April 2001                             Officer of Keogler, Morgan & Company,
Parkland, Florida 33067                                                     Inc. (brokerage firm) and Keogler
                                                                            Investment Advisory, Inc.; Director of
                                                                            Wells Real Estate Investment Trust, Inc.

Donald S. Moss (age 70)                Since             Trustee            Retired former Senior Vice President of       2
9165 Etching Overlook                May 1998                               Avon Products, Inc.; Director of Wells
Duluth, Georgia 30097                                                       Real Estate Investment Trust, Inc. and
                                                                            Wells Real Estate Investment Trust II,
                                                                            Inc.

Neil H. Strickland (age 70)            Since             Trustee            Senior Operation Executive of Strickland      2
4800 River Green Parkway             April 2001                             General Agency, Inc. (insurance agency);
Duluth, Georgia 30096                                                       Director of Wells Real Estate Investment
                                                                            Trust, Inc. and Wells Real Estate
                                                                            Investment Trust II, Inc.



                                                               12




W. Wayne Woody (age 64)                Since             Trustee            Retired Senior Partner with KPMG LLP          2
2277 Peachtree Road, NE             October 2003                            (public accounting firm);  Director of
Atlanta, Georgia 30309                                                      Wells Real Estate Investment Trust,
                                                                            Inc. and  Wells Real Estate Investment
                                                                            Trust II, Inc.; Director of American
                                                                            HomePatient Inc. (home health care
                                                                            provider); Director of Gold Kist Inc.
                                                                            (poultry processor)
EXECUTIVE OFFICERS:

Jill W. Maggiore (age 47)              Since          Vice President        Vice President and Chief Compliance
6200 The Corners Parkway             March 1999         and Chief           Officer of Wells Asset Management, Inc.
Norcross, Georgia 30092                                Compliance           and Vice President of Wells Investment
                                                         Officer            Securities, Inc.

Douglas P. Williams (age 55)           Since          Vice President        Vice President of Wells Asset
6200 The Corners Parkway           February 2005      and Assistant         Management, Inc. and Vice President,
Norcross Georgia 30092                                  Treasurer           Secretary, Treasurer and Director of
                                                                            Wells Investment Securities, Inc.;
                                                                            Executive Vice President, Secretary and
                                                                            Treasurer and a Director of Wells Real
                                                                            Estate Investment Trust, Inc. and Wells
                                                                            Real Estate Investment Trust II, Inc.

Robert G. Dorsey (age 49)              Since         Vice President         Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450      September 2000                           Solutions, LLC (mutual fund services
Cincinnati, Ohio 45246                                                      company) and Ultimus Fund Distributors,
                                                                            LLC (registered broker-dealer)

John F. Splain (age 50)                Since            Secretary           Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450      September 2000                           Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                      Distributors, LLC

Mark J. Seger (age 44)                 Since            Treasurer           Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450      September 2000                           Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                      Distributors, LLC

* Leo F. Wells III, as an affiliated person of the Trust's investment adviser and principal underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

     BOARD COMMITTEES. The Board of Trustees has established the following standing Committees. The members of each Committee are William H. Keogler, Jr., Donald S. Moss, Neil H. Strickland and W. Wayne Woody.

o Audit Committee, which oversees the Fund's accounting and financial reporting policies and the independent audit of its financial statements. The Audit Committee also reviews annually the nature and cost of the professional services rendered by the Trust's independent auditor. The Audit Committee held five meetings during the fiscal year ended December 31, 2005.

o Compliance Committee, which oversees matters pertaining to the Fund's compliance with federal securities laws and serves as a liaison between the Board of Trustees and the Chief Compliance Officer. The Compliance Committee held four meetings during the fiscal year ended December 31, 2005.

     The Board of Trustees has no nominating or compensation committee or any committee performing similar functions. The Board of Trustees does not consider a nominating committee necessary because this function has been reserved to the Independent Trustees. A candidate for the Board of Trustees must meet the eligibility requirements set forth in the Trust's bylaws and in any Board or committee resolutions. The Trustees consider qualifications and characteristics that they from time to time deem appropriate when they select individuals to be nominated for election to the Board of Trustees. These qualifications and characteristics may include, without limitation, independence, integrity, business experience, education, accounting and financial experience, age, diversity, reputation, civic and community relationships, and knowledge and experience. In addition, prior to nominating an existing Trustee for re-election to the Board of Trustees, the Trustees will consider and review an existing Trustee's Board and committee attendance and performance and length of Board service.

     TRUSTEES' OWNERSHIP OF FUND SHARES. The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as December 31, 2005.

                         Dollar Range of              Aggregate Dollar
                        Fund Shares Owned       Range of Shares of All Funds
Name of Trustee            by Trustee*               Overseen by Trustee
--------------------------------------------------------------------------------
Leo F. Wells III              None                      Over $100,000
Michael R. Buchanan           None                           None
Richard W. Carpenter          None                       $1--$10,000
Bud Carter                    None                       $1--$10,000
William H. Keogler, Jr.       None                       $1--$10,000
Donald S. Moss                None                       $1--$10,000
Neil H. Strickland            None                       $1--$10,000
W. Wayne Woody                None                       $1--$10,000

*Since the Fund has not yet commenced operations, the Trustees do not own any of the outstanding shares of the Fund.

     TRUSTEES' OWNERSHIP OF SECURITIES OF ENTITIES CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE ADVISER. The following table shows each Independent Trustee's direct and/or beneficial ownership of securities in entities controlling, controlled by, or under common control with the Adviser. Wells Real Estate Investment Trust, Inc. ("Wells REIT") and Wells Real Estate
Investment Trust II, Inc. ("Wells REIT II") are affiliated real estate investment trusts which are controlled by Leo F. Wells III and affiliated entities. Wells Real Estate Fund I ("Wells LP I") through Wells Real Estate Fund XIV ("Wells LP XIV") are limited partnerships for which entities controlled by Leo F. Wells III act as General Partner. Information is provided as of December 31, 2005.


Name of                 Name of                                                      Value of       Percent of
Trustee                 Owners                 Company           Title of Class     Securities         Class
---------------------------------------------------------------------------------------------------------------
Michael R. Buchanan         --                    --                 --                  --             --

Richard W. Carpenter     Southern States       Wells REIT II     Common Stock          $  9,050       0.0004%
                         Equities Inc., PSP
                         FBO Richard Carpenter

Bud Carter               Bud Carter            Wells REIT        Common Stock          $ 66,779       0.0015%
                         SEP-IRA

                         Bud Carter DBP        Wells REIT        Common Stock          $ 37,343       0.0008%

                         Bud Carter DBP        Wells REIT II     Common Stock          $ 76,000       0.0030%

                         Bud Carter &          Wells REIT        Common Stock          $ 33,453       0.0008%
                         Kay Copilevitz

                         Bud Carter &          Wells LP XII      Limited Partnership
                         Kay Copilevitz                          Interests             $  8,555       0.0377%

Williams H. Keogler, Jr.    --                    --                 --                    --           --

Donald S. Moss           Donald S.             Wells REIT        Common Stock          $710,141       0.0161%
                         Moss IRA

                         Donald S.             Wells REIT II     Common Stock          $ 52,073       0.0020%
                         Moss IRA

                         Donald S.             Wells LP XIII     Limited Partnership   $148,993       0.5479%
                         Moss IRA                                Interests

Neil H. Strickland       Neil H.               Wells REIT        Common Stock          $ 10,335       0.0002%
                         Strickland IRA

                         Neil H.               Wells LP III      Limited Partnership   $  7,429       0.1814%
                         Strickland IRA                          Interests

                         Neil H.               Wells LP IV       Limited Partnership   $ 16,164       0.3973%
                         Strickland IRA                          Interests

                         Neil H.               Wells LP V        Limited Partnership   $  5,795       0.0861%
                         Strickland IRA                          Interests

W. Wayne Woody           W. Wayne Woody        Wells REIT II     Common Stock          $  9,050       0.0004%
                         & Rebecca Woody

     TRUSTEE COMPENSATION. No director, officer or employee of the Adviser or the Underwriter will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an "interested person" of the Trust receives from the Trust an annual retainer of $6,000, payable quarterly, plus a fee of $2,500 for attendance at each meeting of the Board of Trustees and a fee of $1,500 for attendance at each Committee meeting (except that the Chairman of a Committee receives $2,000 for attendance at Committee meetings), plus reimbursement of travel and other expenses incurred in attending meetings. The following table provides compensation amounts paid during 2005 to each of the Trustees:

                             Aggregate         Pension or        Estimated Annual        Total Compensation
                           Compensation        Retirement          Benefits Upon     From the Trust and From Wells
Trustee                    From the Fund     Benefits Accrued       Retirement          REIT and Wells REIT II
------------------------------------------------------------------------------------------------------------------
Michael R. Buchanan            $ 0                None                 None                  $ 73,500
Richard W. Carpenter             0                None                 None                   126,250
Bud Carter                       0                None                 None                   115,500
William H. Keogler, Jr.          0                None                 None                    96,000
Donald S. Moss                   0                None                 None                   151,500
Walter W. Sessoms*               0                None                 None                   162,000
Neil H. Strickland               0                None                 None                   144,000
W. Wayne Woody                   0                None                 None                   151,750
Leo F. Wells III**             None               None                 None                      None

     *    Former Trustee
     **   "Interested person" of the Trust as defined by the 1940 Act

THE INVESTMENT ADVISER
----------------------

     Wells Asset Management, Inc. (the "Adviser"), 6200 The Corners Parkway, Norcross, Georgia 30092, is the Fund's investment manager. Leo F. Wells III, as the controlling shareholder of the Adviser, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Mr. Wells is also the controlling shareholder of the Underwriter and a Trustee of the Trust.

     Under the terms of the Advisory Agreement between the Trust and the Adviser, the Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs. The Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.55% of its average daily net assets.

     The Fund is responsible for the payment of all expenses incurred in connection with the registration of shares and operations of the Fund, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plans"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing Prospectus, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, such as litigation to which the Fund may be a party. The Fund may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Adviser are paid by the Adviser.

     By its terms, the Advisory Agreement will remain in force until December __, 2008 and from year to year thereafter, provided such continuance is approved at least annually by (1) the Board of Trustees or (2) a vote of the majority of the Fund's outstanding voting shares; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on sixty days written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting shares, or by the Adviser. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISER
---------------

     The Tuckerman Group LLC (the "Sub-Adviser") manages the Fund's investments pursuant to a Sub-Advisory Agreement between Sub-Advisor, the Adviser and the Trust. The Sub-Adviser is a registered investment adviser located at 4 International Drive, Suite 230, Rye Brook, New York 10573. The Sub-Adviser is a member of State Street Global Alliance, LLC, a jointly owned subsidiary of State Street Global Advisors, the investment management arm of State Street Corporation, and the Dutch pension fund Stichting Pensioenfonds ABP (ABP), the world's second largest pension fund. The Sub-Adviser has assets under management of $5.7 billion in real estate and real estate securities as of June 30, 2006.

     Under the terms of the Sub-Advisory Agreement, the Adviser (not the Fund) pays Sub-Adviser a monthly fee computed at an annual rate of .35% of the value of the Fund's average daily net up to $50,000,000, .30% of such assets from $50,000,000 to $100,000,000 and .25% of such assets in excess of $100,000,000.

     By its terms, the Sub-Advisory Agreement will remain in force until December ___, 2008 and from year to year thereafter, provided such continuance is approved at least annually by (1) the Board of Trustees or (2) a vote of the majority of the Fund's outstanding voting shares; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting shares, or by Sub-Adviser. The Sub-Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

PORTFOLIO MANAGERS
------------------

     The Fund's portfolio managers are Amos J. Rogers III and Murat Sensoy. In this role they are responsible for the day-to-day investment management of the Fund. Since 2003, Mr. Rogers has been a Managing Director and Portfolio Manager and Mr. Sensoy has been an Analyst and Assistant Portfolio Manager with the Sub-Advisor.

OTHER ACCOUNTS MANAGED (AS OF JUNE 30, 2006)

     The portfolio managers are also responsible for the day-to-day management of other accounts, as indicated by the following table.


                                                                                                               Total Assets of
                                                                                          Number of Accounts   Accounts Managed
     Name of                                                             Total Assets of      Managed with     with Advisory Fee
                                                  Total Number of Other   Other Accounts   Advisory Fee Based     Based on
Portfolio Manager      Type of Accounts              Accounts Managed        Managed        on Performance       Performance
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Amos J. Rogers III   Registered Investment Companies:        2           $  1.2 billion            0             $       0
                     Other Pooled Investment Vehicles:       6           $  1.6 billion            0             $       0
                     Other Accounts:                        35           $  1.5 billion            0             $       0
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Murat Sensoy         Registered Investment Companies:        2           $  1.2 billion            0             $       0
                     Other Pooled Investment Vehicles:       6           $  1.6 billion            0             $       0
                     Other Accounts:                        35           $  1.5 billion            0             $       0
------------------------------------------------------------------------------------------------------------------------------


POTENTIAL CONFLICTS OF INTEREST

     The portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. A potential conflict of interest may arise where another account has the same investment objective as the Fund, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.




COMPENSATION

[To be inserted.]





OWNERSHIP OF FUND SHARES

     Since the Fund has not yet commenced operations, the Portfolio Manager does not own any of the outstanding shares of the Fund.

THE UNDERWRITER
---------------

     Wells Investment Securities, Inc. (the "Underwriter"), 6200 The Corners Parkway, Norcross, Georgia 30092, is the principal underwriter of the Fund and, as such, is the exclusive agent for distribution of shares of the Fund. The Underwriter is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

     The Fund may compensate dealers, including the Underwriter and its affiliates, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

     By its terms, the Trust's Underwriting Agreement will remain in force until December ___, 2008 and from year to year thereafter, provided such continuance is approved at least annually by (1) the Board of Trustees or (2) a vote of the majority of the Fund's outstanding voting shares; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Underwriting Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting shares, or by the Underwriter. The Underwriting Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

     Leo F. Wells III is an affiliated person of both the Trust and the Underwriter.

DISTRIBUTION PLANS
------------------

     CLASS A SHARES - As stated in the Prospectus, the Fund has adopted a plan of distribution with respect to the Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in connection with the distribution and promotion of its Class A shares, including, but not limited to, the printing of Prospectus, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Underwriter. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of the Fund allocable to its Class A shares. Unreimbursed expenses will not be carried over from year to year.

     CLASS C SHARES - The Fund has also adopted a plan of distribution with respect to the Class C shares of the Fund (the "Class C Plan," respectively). The Class C Plan each provide for two categories of payments. First, the Plan provides for the payment to the Underwriter of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Class C shares, which may be paid to other brokers based on the average value of the Fund's Class C shares owned by clients of such brokers. In addition, the Fund may pay up to an additional .75% per annum of its daily net assets allocable to Class C shares for expenses incurred in the distribution and promotion of the shares, including but not limited to, prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of such shares, costs of advertising and promotion and any other expenses related to the distribution of such shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

     CLASS I SHARES - The Fund has not adopted a plan of distribution with respect to Class I shares.

     RETIREMENT CLASS SHARES - The Fund has also adopted a plan of distribution with respect to the Retirement Class shares of the Fund (the "Retirement Class Plan"). The Retirement Class Plan provides for two categories of payments. First, the Plan provides for the payment to the Underwriter of an account maintenance fee, in an amount equal to an annual rate of .25% of the Fund's average daily net assets allocable to Retirement Class shares, which may be paid to other brokers based on the average value of the Fund's Retirement Class shares owned by clients of such brokers. In addition, the Fund may pay up to an additional .50% per annum of its daily net assets allocable to Retirement Class shares for expenses incurred in the distribution and promotion of the shares, including but not limited to, prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of such shares, costs of advertising and promotion and any other expenses related to the distribution of such shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to ..50% per annum of the average value of Retirement Class shares owned by their clients, in addition to the .25% account maintenance fee described above.

     GENERAL INFORMATION. The continuance of the Plans must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plans (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the applicable class of the Fund. In the event a Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Plans may not be amended to increase materially the amount to be spent under the Plans without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

     In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plans should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Fund pursuant to the Plans and the purposes for which expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of the Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

     By reason of his controlling interest in the Adviser and the Underwriter, Leo F. Wells III may be deemed to have a financial interest in the operation of the Plans.

SECURITIES TRANSACTIONS
-----------------------

     Decisions regarding the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor seeks best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Sub-Advisory Agreement authorizes the Sub-Advisor to select brokers to buy and sell securities for the Fund and who also provide brokerage and research services to the Fund and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

     Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to economic trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Fund.

     The Sub-Advisor may aggregate purchase and sale orders for the Fund and its other clients if it believes such aggregation is consistent with its duties to seek best execution for the Fund and its other clients. The Sub-Advisor will not favor any advisory account over any other account, and each account that participates in an aggregated order will participate at the average share price for all transactions of the Sub-Advisor in that security on a given day, with all transaction costs shared on a pro rata basis.

     Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser, the Sub-Advisor or the Underwriter.

     The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Underwriter and other affiliates of the Trust, the Adviser or the Sub-Advisor may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with the Underwriter or other affiliates if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with any brokerage firms, brokerage business may be transacted from time to time with various firms.
Neither the Underwriter nor affiliates of the Trust, the Adviser or the Sub-Advisor will receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with any brokers.

     CODE OF ETHICS. The Trust, the Adviser, the Sub-Advisor and the Underwriter have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which permits personnel to invest in securities for their own accounts, subject to certain conditions, including securities that may be purchased or held by the Fund. The Codes of Ethics adopted by the Trust, the Adviser, the Sub-Advisor and the Underwriter are on public file with, and are available from, the Securities and Exchange Commission.

     PROXY VOTING POLICIES AND PROCEDURES. The Adviser and the Sub-Advisor have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Adviser and the Sub-Advisor are attached to this Statement of Additional Information as Appendix A. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available after August 31, 2007 without charge upon request by calling 1-888-726-0753, or on the Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY
------------------------------------

     The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding portfolio securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons. These policies include the following:

     o Public disclosure regarding the portfolio securities held by the Fund is made quarterly in Annual Reports and Semi-Annual Reports to Shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding portfolio securities held, purchased or sold by the Fund.

     o Information regarding portfolio securities, and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such disclosure has been approved by the Chief Compliance Officer of the Trust.

     o These policies relating to disclosure of the Fund's holdings of portfolio securities does not prohibit: (i) disclosure of information to the Fund's investment advisers or to other Fund service providers, including but not limited to the Fund's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through which the Fund purchases and sells portfolio securities; and
          (ii) disclosure of holdings of or transactions in portfolio securities by the Fund that is made on the same basis to all shareholders of the Fund. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied  by the  nature  of the  relationship  (e.g.,  attorney-client
          relationship),   (iii)   confidentiality   required  by  fiduciary  or
          regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.


     o The Chief Compliance Officer may approve other arrangements, not described herein, under which information relating to portfolio securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The Chief Compliance Officer shall approve such an arrangement only if she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund or any shareholder of the Fund. The Chief Compliance Officer shall inform the Board of Trustees of any such arrangements that are approved, and the rationale supporting approval.

     o Neither the Fund's investment advisers nor the Trust (or any affiliated person, employee, officer, trustee or director of an investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to portfolio securities held, purchased or sold by the Fund.

PORTFOLIO TURNOVER
------------------

     The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year, exclusive of short-term investments, by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may result in the Fund recognizing greater amounts of capital gains, which would increase the amount of capital gains which the Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid federal income or excise taxes. See "Taxes." The Adviser anticipates that the Fund's portfolio turnover rate normally will not exceed 50%. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one year period.

     Generally, the Fund intends to invest for the long-term purposes. However, the rate of portfolio turnover will depend upon cash flows into and out of the Fund, changes in the Dow Jones Wilshire Global Real Estate Securities Index and market and other conditions, and portfolio turnover will not be a limiting factor when the Sub-Advisor believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

     The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of each class of shares of the Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern time) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Trust may also be open on other days in which there is sufficient trading in the Fund's portfolio securities that its net assets might be materially affected.

     In valuing the assets of the Fund for purposes of computing net asset value, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities which are traded on stock exchanges are valued at the closing sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities are valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

     The value of non-dollar denominated portfolio instruments held by the Fund will be determined by converting all assets and liabilities initially expressed in foreign currency values into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees. Gains or losses between trade and settlement dates resulting from changes in exchange rates between the U.S. dollar and a foreign currency are borne by the Fund. To protect against such losses, the Fund may enter into forward foreign currency exchange contracts, which will also have the effect of limiting any such gains.


PURCHASES AND REDEMPTIONS OF SHARES
-----------------------------------

     The Prospectus describes generally how to purchase and redeem shares of the Fund and explains any applicable sales loads. Additional information with respect to certain types of purchases of Class A shares of the Fund is set forth below.

     RIGHT OF ACCUMULATION. A "purchaser" (as defined below) of Class A shares of the Fund has the right to combine the current net asset value of his existing Class A shares with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify Ultimus Fund Solutions, LLC (the "Transfer Agent") that an investment qualifies for a reduced sales load. The reduced sales load will be granted upon confirmation of the purchaser's holdings by the Fund.

     LETTER OF INTENT. The reduced sales load set forth in the tables in the Prospectus may also be available to any "purchaser" (as defined below) of Class A shares of the Fund who submits a Letter of Intent to the Transfer Agent. The Letter must state an intention to invest in the Fund within a thirteen month period a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

     The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Fund to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

     A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales load). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

     OTHER INFORMATION. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his or her spouse and their children under the age of 21, purchasing shares for his, her or their own account; a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

     The Trust does not impose a sales load or imposes a reduced sales load in connection with purchases of shares of the Fund made under the reinvestment privilege or the purchases described in the "Reduced Sales Loads" or "Purchases at Net Asset Value" sections in the Prospectus because such purchases require minimal sales effort by the Underwriter. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or behalf of the Fund.

     REDEMPTIONS IN-KIND. The Fund may process any redemption request in excess of $250,000 or 1% of the Fund's assets (whichever is less) by paying redemption proceeds in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

TAXES
-----

     The Prospectus describes generally the tax treatment of distributions by the Fund. This section of the Statement of Additional Information includes additional information concerning federal taxes.

     The Fund intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code ("RIC") so that it does not pay federal taxes on income and capital gains distributed to shareholders. If for any taxable year the Fund does not qualify for the special tax treatment afforded to RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to "Qualified Dividends" for individuals.

     Among the requirements to qualify as an RIC, the Fund must, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and (2) diversity its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer); and (b) not more than 25% of the value of the Fund's total assets is invested in securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying income for a regulated investment company.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     TAXATION OF THE SHAREHOLDER. Dividends from net investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares of the Fund are held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

     Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Fund from U.S. corporations and certain foreign corporations on or after May 6, 2003 ("Qualified Dividends"). Such dividends are scheduled to be taxed at ordinary income rates starting in 2009. It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period. Under current IRS practice, the prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

     Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

     If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 28% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gains distributions may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

     Distributions by the Fund will result in a reduction in the market value of the Fund's shares. Should a distribution reduce the market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

     A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Investors should consult their tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

     Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares. For purposes of determining whether shares of the Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

     Pursuant to recently issued Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the Internal Revenue Service certain information on Form 8886 if they participate in a "reportable transaction". A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible disclosure obligation with respect to their investment in shares of the Fund.

     The Internal Revenue Code requires a REIT to distribute at least 90% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield (in other words, provide investors with a higher distribution). This portion of the distribution is classified as return of capital. The portion of your distributions that is classified as a return of capital is generally not taxable to you. However, when you receive a return of capital, your cost basis (that is, the adjusted cost of your investment, which is used to determine a capital gain or loss for tax purposes) is decreased by the amount of the return of capital. This, in turn, will affect the capital gain or loss you realize when you sell or exchange any of your Fund shares.

     Two other important tax considerations about the return of capital:

     * If you do not reinvest your distributions (that is, you receive your distributions in cash), your original investment in the Fund will be reduced by the amount of return of capital and capital gains included in the distribution.

     * A return of capital is generally not taxable to you; however, any return of capital distribution would be taxable as a capital gain once your cost basis is reduced to zero (which could happen if you do not reinvest your distributions and return of capital in those distributions is significant).

     Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; these laws and regulations may be changed by legislative or administrative action.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

     From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P (1+T)n = ERV

Where:

P =         a hypothetical initial payment of $1,000
T =         average annual total return
n =         number of years
ERV =       ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. It also assumes, with respect to Class A shares, the deduction of the current maximum initial sales load from the initial $1,000 payment and, with respect to Class B and Class C shares, the deduction from the ending redeemable value of the applicable deferred sales load at the times, in the amounts, and under the terms disclosed in the Prospectus. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

     The Fund may also quote average annual total return over the specified periods (1) after taxes on Fund distributions and (2) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from the average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales loads which, if included, would reduce total return. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     From time to time, the Fund may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b/cd+1)6 - 1]
Where:

a =    dividends and interest earned during the period
b =    expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =    the maximum  offering  price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

     The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

     The Fund's performance may be compared in advertisements, sales literature and other communications to performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund will compare its performance to the Dow Jones Wilshire global Real Estate Securities Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service, such as Lipper or Morningstar, Inc., or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is no guarantee of future results.

     o LIPPER ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o MORNINGSTAR, INC. rates NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for one month.

     Investors may use such performance comparisons to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund, assuming reinvestment of dividends, over a specified period of time.

     From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as Standard & Poor's Ratings Group and Moody's Investors Service, Inc.). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

CUSTODIAN
---------

     US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, has been retained to act as custodian for the Fund's investments. As custodian, US Bank, N.A. acts as the Fund's depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------

     The firm of __________________________________________________________, has
been selected as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2007. _________________ performs an annual audit of the Fund's financial statements, provides tax compliance services and advises the Fund as to certain accounting matters.

LEGAL COUNSEL
-------------

     Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as counsel to the Trust.

TRANSFER AGENT
--------------

     The Fund's transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, answers shareholders' inquires concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $20 per account, provided, however, that the minimum fee is $1,500 per month with respect to each Class of shares with 100 or more shareholders and $500 per month for each Class of shares with less than 100 shareholders. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

     Ultimus also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Ultimus to perform its duties, the Fund pays Ultimus a base fee of $4,500 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays all costs of external pricing services.

     Ultimus also provides administrative services to the Fund. In this capacity, Ultimus supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays Ultimus a fee at the annual rate of .08% of the average value of its daily net assets up to $500 million, .05% of the next $1.5 billion of such assets, .04% of the next $1 billion of such assets and .03% of such assets in excess of $3 billion, provided, however, that the minimum fee is $2,000 per month.

INFORMATION REGARDING DOW JONES WILSHIRE
----------------------------------------

     "Dow Jones Wilshire Global Real Estate Securities Index" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to the Fund, other than the licensing of the Dow Jones Wilshire Global Real Estate Securities Index and its service marks for use in connection with the Fund.

DOW JONES AND WILSHIRE DO NOT:

o    Sponsor, endorse, sell or promote the Fund.
o    Recommend that any person invest in the Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.
o Have any responsibility or liability for the administration, management or marketing of the Fund.
o Consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Dow Jones Wilshire Global Real Estate Securities Index or have any obligation to do so.

--------------------------------------------------------------------------------

NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY,

O NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT:
O THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNER OF THE FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE GLOBAL REAL ESTATE SECURITIES INDEX AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE GLOBAL REAL ESTATE SECURITIES INDEX;
O THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE GLOBAL REAL ESTATE SECURITIES INDEX AND ANY RELATED DATA;
O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE GLOBAL REAL ESTATE SECURITIES INDEX AND/OR ITS RELATED DATA;
O NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DOW JONES WILSHIRE GLOBAL REAL ESTATE SECURITIES INDEX OR RELATED DATA;
O UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN THE FUND, DOW JONES AND WILSHIRE IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------

     The financial statements of the Fund will be audited at least once each year by an independent registered public accounting firm. Shareholders will receive annual audited and semiannual (unaudited) reports when published, and will receive written confirmation of all confirmable transactions in their account. A copy of the Annual Report will accompany this Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor.

                APPENDIX A--PROXY VOTING POLICIES AND PROCEDURES
                ------------------------------------------------


                                             [GRAPHIC OMITTED]
                                                   SSgA
      PROXY VOTING POLICY
                                            Funds Management, Inc.



INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy,  upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches  proxies   received  with  holdings  as  of  record  date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine  items;  and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.


 PROCESS

 The SSgA FM Manager of Corporate Governance is responsible for monitoring proxy voting. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.

 In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Governance is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

 All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and
 (ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

 However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.




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                                                   SSgA
      PROXY VOTING POLICY
                                            Funds Management, Inc.

 In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine each of the issuer's proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios' holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

 FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers. SSgA votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.


 VOTING

 For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

 MANAGEMENT PROPOSALS

I. Generally, SSgA votes IN SUPPORT of management on the following ballot items, which are fairly common management sponsored initiatives.

     o Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities and who do not simultaneously serve on an unreasonable (as determined by SSgA based on the particular facts and circumstances) number of other boards(other than those affiliated with the issuers)

     o    Approval  of  auditors

     o    Directors'  and  auditors'  compensation

     o    Directors' liability and indemnification

     o    Discharge  of board  members and auditors

     o    Financial statements and allocation of income

     o Dividend payouts that are greater than or equal to country and industry standards

     o    Authorization  of share  repurchase  programs

     o    General updating of or corrective amendments to charter





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                                                   SSgA
      PROXY VOTING POLICY
                                            Funds Management, Inc.



     o    Change in Corporation Name

     o    Elimination of cumulative voting


II. Generally, SSgA votes IN SUPPORT of management on the following items, which have potentially substantial financial or best-interest impact:

     o Capitalization changes which eliminate other classes of stock and voting rights

     o Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

     o Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares

     o    Elimination of "poison pill" rights

     o Stock purchase plans with an exercise price of not less that 85% of fair market value

     o    Stock option plans which are incentive based and not excessive

     o    Other  stock-based   plans  which  are   appropriately   structured

     o    Reductions in super-majority vote requirements

     o    Adoption of anti-"greenmail" provisions


III. Generally, SSgA votes AGAINST management on the following items, which have potentially substantial financial or best interest impact:

     o Capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders

     o Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders

     o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

     o    Amendments  to bylaws which would require  super-majority  shareholder
          votes  to  pass  or  repeal   certain   provisions

     o    Elimination  of  Shareholders'   Right  to  Call  Special  Meetings

     o    Establishment of classified boards of directors


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                                                   SSgA
      PROXY VOTING POLICY
                                            Funds Management, Inc.


     o Reincorporation in a state which has more stringent anti-takeover and related provisions

     o    Shareholder  rights  plans that allow the board of  directors to block
          appropriate   offers  to  shareholders  or  which  trigger  provisions
          preventing legitimate offers from proceeding

     o    Excessive compensation

     o    Change-in-control   provisions  in  non-salary   compensation   plans,
          employment   contracts,   and  severance   agreements   which  benefit
          management and would be costly to shareholders if triggered

     o    Adjournment of Meeting to Solicit Additional Votes

     o "Other business as properly comes before the meeting" proposals which extend "blank check" powers to those acting as proxy

     o Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.


IV. SSgA evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, SSgA uses its discretion in order to maximize shareholder value. SSgA generally votes as follows:

     o Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

     o For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds

     o Against offers when there are prospects for an enhanced bid or other bidders

     o For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value



 SHAREHOLDER PROPOSALS

 Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. SSgA believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.

     I. Generally, SSgA votes IN SUPPORT of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

     o    Requirements that auditors attend the annual meeting of shareholders






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                                                   SSgA
      PROXY VOTING POLICY
                                            Funds Management, Inc.


     o The establishment of annual elections of the board of directors unless the board is composed by a majority of independent directors, the board's key committees (auditing, nominating and compensation) are composed of independent directors, and there are no other material governance issues or performance issues

     o Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees

     o Mandates that amendments to bylaws or charters have shareholder approval

     o    Mandates that shareholder-rights plans be put to a vote or repealed

     o    Establishment of confidential voting

     o    Expansions   to  reporting   of   financial  or   compensation-related
          information,  within reason

     o    Repeals of various anti-takeover related provisions

     o    Reduction or elimination of super-majority vote requirements

     o    Repeals or prohibitions of "greenmail" provisions

     o    "Opting-out" of business combination provisions

     o Proposals requiring the disclosure of executive retirement benefits jf the issuer does not have an independent compensation committee

     o Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

     o    Establishment  of  selection  committee   responsible  for  the  final
          approval of significant management consultant contract awards where existing firms are already acting in an auditing function

     o Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

     o Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee


II. SSgA votes AGAINST shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:

     o    Limits to tenure of directors

     o Requirements that candidates for directorships own large amounts of stock before being eligible to be elected



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                                                   SSgA
      PROXY VOTING POLICY
                                            Funds Management, Inc.


     o    Restoration of cumulative voting in the election of directors

     o    Requirements  that  the  company  provide  costly,   duplicative,   or
          redundant reports;  or reports of a non-business nature

     o Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

     o    Proposals  which  require  inappropriate   endorsements  or  corporate
          actions

     o Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model

     o Proposal asking companies to adopt full tenure holding periods for their executives

     o Proposals requiring the disclosure of executive retirement benefits jf the issuer has an independent compensation committee


SHAREHOLDER ACTIVISM
--------------------

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA's Investment Committee.

As an active shareholder, FM's role is to ensure that corporate policies serve the best interests of the corporation's investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process-especially the proxy voting process-as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in




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                                                   SSgA
      PROXY VOTING POLICY
                                            Funds Management, Inc.


conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM's pre-determined policy would eliminate FM's discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients', and not FM's, best interests.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);




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                                                   SSgA
      PROXY VOTING POLICY
                                            Funds Management, Inc.


     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.



DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

















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================================================================================




                        WELLS FAMILY OF REAL ESTATE FUNDS

PART C.   OTHER INFORMATION
          -----------------

Item 23.  Exhibits
          ----------

          (a)  Agreement  and  Declaration  of  Trust--Incorporated   herein  by
               reference to Registrant's initial Registration Statement filed on September 16, 1997

          (b) Bylaws--Incorporated herein by reference to Registrant's initial Registration Statement filed on September 16, 1997

          (c) Incorporated herein by reference to Agreement and Declaration of Trust and Bylaws

          (d) (i) Form of Advisory Agreement with Wells Asset Management, Inc.--Filed herewith

               (ii) Sub-Advisory  Agreement  with  Tuckerman  Group LLC -- To be filed by amendment

          (e)  (i)  Underwriting Agreement  with  Wells  Investment  Securities,
                    Inc.--Incorporated herein  by  reference   to   Registrant's
                    Post-Effective Amendment No. 1 filed on February 12, 1999

               (ii) Sub-Distribution  Agreement with Ultimus Fund  Distributors,
                    LLC--Incorporated   herein  by  reference  to   Registrant's
                    Post-Effective Amendment No. 11 on April 28, 2006

          (f)  Inapplicable

          (g) (i) Custody Agreement with US Bank (formerly Firstar Bank, N.A.)--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on February 12, 1999

               (ii) Amendment  to  the  Custody   Agreement   with  U.S.   Bank,
                    N.A.--Incorporated   herein  by  reference  to  Registrant's
                    Post-Effective Amendment No. 12 filed on August 18, 2006

          (h) (i) Administration Agreement with Ultimus Fund Solutions, LLC-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on August 18, 2006

               (ii) Fund Accounting Agreement with Ultimus Fund Solutions, LLC--
                    Incorporated    herein   by   reference   to    Registrant's
                    Post-Effective Amendment No. 12 filed on August 18, 2006

              (iii) Transfer  Agent  and  Shareholder  Services  Agreement  with
                    Ultimus Fund Solutions, LLC-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on August 18, 2006

          (i)  Opinion   and   Consent  of  Counsel   relating  to  Issuance  of
               Shares--Incorporated   herein  by   reference   to   Registrant's
               Pre-Effective  Amendment  No. 1 filed on  December  29,  1997

          (j)  Inapplicable

          (k)  Inapplicable

          (l) Agreement Relating to Initial Capital--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on February 12, 1999

          (m) (i) Class A Plan of Distribution Pursuant to Rule 12b-1-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on February 12, 1999

              (ii)  Class   C  Plan   of   Distribution    Pursuant   to   Rule
                    12b-1--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 filed on May 1, 2000

               (iii)Retirement Class Plan of Distribution Pursuant to Rule 12b-1
                    --Incorporated   herein   by   reference   to   Registrant's
                    Post-Effective Amendment No. 12 filed on August 18, 2006

          (n)  Rule  18f-3   Plan--   Incorporated   herein  by   reference   to
               Registrant's Post-Effective Amendment No. 12 filed on August 18, 2006

          (o)  Inapplicable

          (p)  (i)  Code of Ethics of Registrant  and  Wells  Asset  Management,
                    Inc.--Incorporated herein  by  reference   to   Registrant's
                    Post-Effective Amendment No. 11 on April 28, 2006

               (ii) Code  of  Ethics  of  Wells  Investment  Securities,  Inc.--
                    Incorporated    herein   by   reference   to    Registrant's
                    Post-Effective Amendment No. 11 on April 28, 2006

               (iii)Code of  Ethics  of  Tuckerman  Group  LLC--To  be  filed by amendment

          (Other) Powers of Attorney for Trustees - Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 on April 28, 2006

Item 24.  Persons Controlled by or Under Common Control with Registrant.
          -----------------------------------------------------------------
          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification
          ---------------
          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

               "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

               Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

               Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, its investment adviser and its principal underwriter. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

          The Advisory Agreement with Wells Asset Management, Inc. (the "Adviser") provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Agreement, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from Adviser's willful misfeasance, bad faith or gross negligence.

          The Sub-Advisory Agreement with the Tuckerman Group LLC (the "Sub-Adviser") provides that the Sub-Adviser shall be held harmless and indemnified by the Adviser and the Registrant from any and all losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) arising from any claim, demand, action, or suit which results from any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Sub-Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Registrant, provided, however, that such acts or omissions shall not have resulted from the Sub-Advisor's willful misfeasance, bad faith or gross negligence or reckless disregard of the Sub-Advisor's obligations and duties under the Sub-Advisory Agreement.

          The Underwriting Agreement with Wells Investment Securities, Inc. (the "Underwriter") provides that the Underwriter, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting form willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Underwriter's duties or from the reckless disregard by any of such persons of Underwriter's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------
          (a) The Adviser is a Georgia corporation organized in June 1997 to provide investment advisory services to the Registrant. The Adviser has no other business of substantial nature.

               The Sub-Adviser is a Delaware limited liability company organized in 1998. The Sub-Adviser is an advisory affiliate of State Street Bank and Trust Company and also provides investment sub-advisory services to the SSgA Tuckerman Active REIT Fund and various other individual and institutional clients, in addition to the Registrant.

          (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i) Leo F. Wells III, President, Treasurer and Director of the Adviser
                    -    President and a Trustee of the Registrant
                    - President, Treasurer and Director of: Wells & Associates, Inc.; Wells Management Company, Inc.; Wells Capital, Inc.; Wells Advisors, Inc.; Wells Real Estate Funds, Inc.; and Wells Development Corporation
                    - President and a Director of Wells Real Estate Investment Trust, Inc. and Wells Real Estate Investment Trust II, Inc.
                    - President and Director of Wells Real Estate Advisory Services, Inc.

               (ii) Douglas P.  Williams,  Vice  President  and Secretary of the
                    Adviser
                    - Senior Vice President and Assistant Secretary of Wells Capital, Inc.
                    - Vice President of Wells Advisors, Inc., and Wells Real Estate Funds, Inc.
                    -    Director, Vice President, Treasurer and Chief Financial
                         Officer  of  Wells   Investment   Securities,   Inc.
                    -    Executive  Vice  President,   Director,  Secretary  and
                         Treasurer of Wells Real Estate Investment Trust, Inc. and Wells Real Estate Investment Trust II, Inc.
                    -    Vice   President   and   Assistant   Treasurer  of  the
                         Registrant
                    - Executive Vice President, Assistant Secretary and Treasurer of Wells Real Estate Advisory Services, Inc.
                    -    Trustee of Wells 1901 Market Business Trust
                    -    Vice President of Wells 60 Board Street LLC

              (iii) Jill W. Maggiore, Vice President/Chief Compliance Officer of
                    the Adviser
                    - Vice President and Chief Compliance Officer of the Registrant
                    -    Vice President of Wells Investment Securities, Inc.

               The business address of the Adviser and of each director and officer of the Adviser is 6200 The Corners Parkway, Norcross, Georgia 30092.

               The directors and officers of the Sub-Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i)  Charles J. Lauckhardt, Director of the Sub-Adviser

               (ii) Joseph M. Lyons, Director of the Sub-Adviser

              (iii) Steven DeBara,  Vice President and Chief Compliance  Officer
                    of the Sub-Adviser

               (iv) Glen S. Weisberg, Vice President of the Sub-Adviser

               The business address of the Sub-Adviser and of each director and officer of the Sub-Adviser is 4 International Drive, Suite 230, Rye Brook, New York 10573.

Item 27.  Principal Underwriters
          ----------------------

          (a)  Inapplicable

          (b)  Name                  Position with Underwriter           Position with Registrant
               ----                  -------------------------           ------------------------
               Thomas E. Larkin      President/Director                  None
               Douglas P. Williams   Director/Vice President/            Vice President/
                                     Treasurer/Chief Financial Officer   Assistant Treasurer
               Randall D. Fretz      Director                            None
               Kirk A. Montgomery    Secretary                           None
               Jill W. Maggiore      Vice President                      Vice President
               Robert McCullough     Assistant Treasurer                 None
               John Kleinsteuber     Chief Compliance Officers           None

          The address of the Underwriter and of each director and officer of the Underwriter is 6200 The Corners Parkway, Norcross, Georgia 30092.

          (c)  Inapplicable

Item 28.  Location of Accounts and Records
          --------------------------------

          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant its offices located at 6200 The Corners Parkway, Norcross, Georgia 30092, or at the offices of the Registrant's transfer agent located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or at the offices of the Registrant's custodian located at 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29.  Management Services Not Discussed in Parts A or B
          -------------------------------------------------
          Inapplicable

Item 30.  Undertakings
          ------------
          Inapplicable

                                   SIGNATURES
                                   ----------
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Norcross and State of Georgia on the 5th day of October, 2006.

                                             WELLS FAMILY OF REAL ESTATE FUNDS

                                             By: /s/ Leo F. Wells III
                                             -----------------------------------
                                             Leo F. Wells III, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                 Title                         Date
     ---------                 -----                         ----

/s/  Leo F. Wells III          President and Trustee         October 5, 2006
--------------------------     (Chief Executive Officer)
Leo F. Wells III

/s/  Mark J. Seger             Treasurer                     October 5, 2006
--------------------------     (Chief Financial Officer)
Mark J. Seger

                               Trustee
--------------------------
W. Wayne Woody*


--------------------------     Trustee                       /s/ John F. Splain
Michel R. Buchanan*                                          -------------------
                                                             John F. Splain
                                                             Attorney-in-fact*
--------------------------     Trustee                       October 5, 2006
Richard W. Carpenter*


--------------------------     Trustee
Bud Carter*


--------------------------     Trustee
William H. Keogler, Jr.*


--------------------------     Trustee
Donald S. Moss*


--------------------------     Trustee
Neil H. Strickland*

                                INDEX TO EXHIBITS
                                -----------------

Item 23 (d)(i)    Form of Advisory Agreement with Wells Asset Management, Inc.